   As filed with the Securities and Exchange Commission on February 28, 2008
                       File Nos. 333-119650 and 811-21651


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No. 3                      [X]


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                 Amendment No. 6                             [X]


                              THE DRAKE FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)


            660 Madison Avenue, 16th Floor, New York, New York, 10065
                    (Address of Principal Executive Offices)


                                 (212) 756 -1200
              (Registrant's Telephone Number, including Area Code)


                               Steven J. Luttrell
            660 Madison Avenue, 16th Floor, New York, New York, 10065
                     (Name and Address of Agent for Service)


                                 With copies to:


W. Christopher Appler, Esq.                           Peter J. Shea, Esq.
   Drake Management, LLC                          Katten Muchin Rosenman LLP
     660 Madison Avenue                               575 Madison Avenue
         16th Floor                                New York, NY 10022-2585
     New York, NY 10065


It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b);

[ ]  on ___ (date) pursuant to paragraph (b);

[ ]  60 days after filing pursuant to paragraph (a)(1);

[ ]  on ___ (date) pursuant to paragraph (a)(1);

[ ]  75 days after filing pursuant to paragraph (a)(2); or

[ ]  on _____ (date) pursuant to paragraph (a)(2) of rule 485.

                    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered
            Shares of Beneficial Interest, par value $0.001 per share

                              THE DRAKE FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement

Part A - Drake Class and Administrative Class Shares Prospectus:
       - Drake Low Duration Fund
       - Drake Total Return Fund

Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibit Index
Exhibits

This Post-Effective Amendment is being filed to amend the Registrant's registration statement on Form N-1A to update the information contained in the Registrant's Prospectus and Statement of Additional Information concerning the Drake Low Duration Fund and the Drake Total Return Fund, as required by Rule 8b-16(a) promulgated under the Investment Company Act of 1940.

                DRAKE FUNDS
                PROSPECTUS

                DRAKE & ADMINISTRATIVE SHARE CLASSES
                February 28, 2008

                Low Duration Fund
                Total Return Fund

                The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                This prospectus explains what you should know about the Drake Funds before you invest. Please read it carefully.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]



4




DRAKE FUNDS


DRAKE MANAGEMENT LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS




DRAKE LOW DURATION FUND SUMMARY  6

DRAKE TOTAL RETURN FUND SUMMARY  11

SUMMARY OF PRINCIPAL RISKS  16

"DEFENSIVE CONDITIONS" ELECTION  20

PORTFOLIO HOLDINGS  21

MANAGEMENT OF THE FUNDS  22

OTHER SERVICE PROVIDERS  24

CLASSES OF SHARES - DRAKE CLASS & ADMINISTRATIVE CLASS SHARES  25

PRICING SHARES  26

HOW TO PURCHASE AND EXCHANGE SHARES  27

HOW TO REDEEM SHARES  30

FUND DIVIDENDS, DISTRIBUTIONS & TAXES  32

CHARACTERISTICS & RISKS OF SECURITIES & INVESTMENT TECHNIQUES  34

FINANCIAL HIGHLIGHTS  43

PRIVACY POLICY  45

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS  46

SUMMARY OF SERVICE PROVIDERS  49




This prospectus describes two mutual funds offered by The Drake Funds Trust (the "Trust"). The Funds are managed by Drake Capital Management, LLC ("Drake" or "Advisor"). Each Fund offers Drake and Administrative Classes of shares. The Trust also offers another mutual fund.




                                                                               5


                                                                     DRAKE FUNDS



                                                            DRAKE MANAGEMENT LLC

                                                                        Drake
                                                                 Low Duration
                                                                 Fund Summary



--------------------------------------------------------------------------------
DRAKE LOW DURATION FUND SUMMARY

INVESTMENT OBJECTIVE

The Low Duration Fund (the "Fund") seeks to realize a total return exceeding that of the Merrill Lynch 1-3 Year Treasury Index (the benchmark). This objective, however, may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed-income securities of short and intermediate maturities. The duration of this Fund will normally vary from between plus or minus 1.67 years as compared to the benchmark. As of February 1, 2008, the duration of the benchmark was 1.7 years. The duration of an investment portfolio is a measure of the portfolio's sensitivity to interest rates, with higher duration portfolios indicating a greater sensitivity to changes in interest rates. Portfolios with a net long position in fixed income securities will have a positive duration, and portfolios with a net short position in fixed income securities will have a negative duration, which may cause capital depreciation as interest rates decrease. The Fund will not have a negative duration. The meaning of "duration" is further explained in the section entitled "Summary of Principal Risks" under "Interest Rate (Duration) Risk."

The Fund's portfolio may include bonds, notes, convertible securities, collateralized bond obligations, collateralized debt obligations, loan participation agreements, collateralized mortgage obligations, mortgage-backed securities, asset-backed securities and money-market securities. These investments may have interest rates that are fixed or variable (floating). The Advisor will concentrate the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Advisor believes to be undervalued.

Generally, the Fund will be invested primarily in investment grade securities. These are debt securities rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Group ("S&P") or Fitch, Inc. ("Fitch") (each a nationally recognized statistical rating organization), or (for short-term debt obligations) at least A-2 by S&P, P-2 by Moody's or F-2 by Fitch, or (in the case of unrated securities) securities of comparable quality as determined by the Advisor. Up to 20% of the Fund's assets may be invested in securities rated below investment grade ("junk bonds") but rated B (or its equivalent) or higher by at least one nationally recognized statistical rating organization, or (if unrated) of comparable quality in the opinion of the Advisor (securities with a duration of one year or less, as determined by the Advisor, will not be subject to, and will not be included in calculations regarding, this 20% limitation). If a security's rating falls below B, the Advisor will determine whether to continue to hold the security.

The Fund may invest up to 30% of its assets in securities denominated in foreign currencies, including emerging market foreign securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its foreign currency exposure to reduce the risk of loss due to currency fluctuations.

The Fund may utilize derivative instruments such as options, futures contracts or swap agreements. The Fund may enter into foreign interest rate or foreign currency transactions. The Fund may lend its securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it will primarily invest by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The foregoing investment techniques as well as others used by the Fund may involve the leveraging of the Fund's assets in order to attain its investment objectives. The "total return" sought by the Fund will consist of income earned on the Fund's investments, plus capital appreciation. Capital appreciation generally arises from decreases in interest rates or from improving fundamentals for a particular security.



DRAKE FUNDS


6



DRAKE MANAGEMENT LLC

   Drake
   Low Duration
   Fund Summary


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are:


------------------------------------------------------------------------------------------------------

Call Risk               Foreign (Non U.S.) Risk         Liquidity Risk          Valuation Risk
Credit Risk             High Yield Risk                 Management Risk         Variable Dividend Risk
Currency Risk           Interest Rate (Duration) Risk   Market Risk
Derivatives Risk        Issuer Risk                     Mortgage Risk
Emerging Markets Risk   Leveraging Risk                 Turnover Risk
------------------------------------------------------------------------------------------------------


CALL RISK: The Fund may own securities that permit the issuer to return investor principal prior to the stated maturity date. If this occurs, the Fund may have to reinvest the proceeds of such calls at lower interest rates.

CREDIT RISK: The Fund could lose money if the issuer, guarantor, or counterparty to a transaction is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

CURRENCY RISK: If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign currencies it would be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

DERIVATIVES RISK: Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk and management risk.

EMERGING MARKETS RISK: Securities of issuers based in countries with developing economies (emerging markets) may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

FOREIGN (NON U.S.) RISK: If the Fund invests in foreign securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

HIGH YIELD RISK: High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INTEREST RATE (DURATION) RISK: The duration of the portfolio is a measure of the portfolio's sensitivity to changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. For example, the value of a portfolio with a duration of 10 years will decrease by 1% for every 10 basis point rise in interest rates, whereas the value of a portfolio with a duration of 5 years will decrease by 0.5% for every 10 basis point rise in interest rates.

ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer of the security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LEVERAGING RISK: Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

LIQUIDITY RISK: The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that Drake's investment techniques will produce the desired results.

MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.


                                                                     DRAKE FUNDS




                                                                               7


                                                            DRAKE MANAGEMENT LLC

                                                                        Drake
                                                                 Low Duration
                                                                 Fund Summary

MORTGAGE RISK: If the Fund purchases mortgage and mortgage-related securities, it would be subject to certain additional risks including extension risk, prepayment or call risk, and interest rate (duration) risk.


TURNOVER RISK: Portfolio turnover may involve paying brokerage commissions and other transaction costs. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.

VALUATION RISK: During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund's portfolio, it may be difficult for the Fund to accurately assign a daily value to such securities and in such situations the value assigned to such securities may not necessarily represent amounts which might be ultimately realized.

VARIABLE DIVIDEND RISK: Securities held by the Fund may have variable or floating interest rates. The amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates.

Please see "Summary of Principal Risks" following the Fund Summaries for a more detailed description of these risks of investing in the Fund. Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

PERFORMANCE INFORMATION

The Fund commenced operations on May 9, 2005. Below is summary performance information for the Fund in a calendar year total returns bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since inception compare with a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Drake Class shares of the Fund, and after-tax returns for the Administrative Class shares of the Fund, once issued, will vary.

CALENDAR YEAR TOTAL RETURNS

ANNUAL RETURN (DRAKE CLASS SHARES) *



(GRAPH)


*The Fund's year to date return as of January 31, 2008 was 1.83%.


HIGHEST AND LOWEST QUARTER RETURNS
(for periods shown in bar chart)


-------------------------

Highest               2.08%
  (7/1/06-9/30/06)
-------------------------

Lowest              (1.14)%
  (10/1/07-12/31/-
  07)
-------------------------






DRAKE FUNDS


8



DRAKE MANAGEMENT LLC

   Drake
   Low Duration
   Fund Summary


AVERAGE ANNUAL TOTAL RETURNS

(for periods ended December 31, 2007)


                                                1 YEAR      SINCE INCEPTION
                                                               (05/09/05)
                         -------------------------
Return Before Taxes - Drake Class*              3.02 %           4.01 %
Return After Taxes on Distributions - Drake     0.97 %           2.08 %
  Class
Return After Taxes on Distributions             1.95 %           2.31 %
and Sale of Fund Shares - Drake Class
Merrill Lynch 1-3 Year Treasury Index**         7.32 %           4.76 %
(reflects no deduction for fees, expenses or
taxes)



* Although the Trust offers Administrative Class shares of the Fund pursuant to this Prospectus, no such shares have been issued since the Fund's inception. Consequently, there is no applicable return information for Administrative Class shares of the Fund.


**The Merrill Lynch 1-3 Year Treasury Index (the "Index") is an unmanaged index of U.S. Treasury debt having a maturity from one to three years. You cannot invest directly in the Index and the Index does not incur any fees and expenses.


FEES AND EXPENSES OF THE FUND

As an investor in the Fund, you will pay the following expenses. The Fund imposes no sales charges, redemption fees (other than a 2% fee for redeeming within 7 days of investing), exchange fees, or account fees, although other institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDERS FEES(1)

(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
               -------------------------
Redemption Fees                           2.00 %


(1) In order to discourage market timing and other abusive practices, shares that are held less than 7 days are subject to a 2% redemption fee. The Trust may waive this fee under certain circumstances.

ANNUAL FUND OPERATING EXPENSES(2)

(FEES & EXPENSES PAID                     DRAKE CLASS    ADMINISTRATIVE CLASS
 FROM FUND ASSETS)
                          -------------------------
Management Fees                              0.25 %             0.25 %
Distribution and/or Service (12b-1) Fees      None              0.25 %
Other Expenses                               1.14 %             1.14 %
Total Annual Fund Operating Expenses         1.39 %             1.64 %

-------------------------

Fee Waiver and/or Expense Reimbursement     (0.96) %           (0.96) %
-------------------------

Net Expenses                                 0.43 %             0.68 %




(2) Expenses for the Drake Class are annualized, based on amounts incurred during the Fund's most recent fiscal year, and include organizational expenses. Expenses for the Administrative Class, which has not been issued, are estimates. The Advisor has contractually agreed, under an Expense Limitation Agreement with the Fund, to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses and payments, if any, under the Fund's rule 12b-1 Plan) to 0.43% of average daily net assets (for the Drake Class) and 0.68% of average daily net assets (for the Administrative Class). As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) are limited to 0.43% (for the Drake Class) and 0.68% (for the Administrative Class), as indicated in the table. This contract has a one-year term, renewable at the end of each calendar year, provided such renewal is approved by the Board of Trustees of the Fund. In its most recent full fiscal year, the Fund incurred interest expenses of 0.00% of average daily net assets.



                                                                     DRAKE FUNDS




                                                                               9


                                                            DRAKE MANAGEMENT LLC

                                                                        Drake
                                                                 Low Duration
                                                                 Fund Summary



EXAMPLE The example is intended to help you compare the cost of investing in Drake Class or Administrative Class shares of the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, that the Fund's operating expenses remain the same, and that the Expense Limitation Agreement is reviewed each year on substantially similar terms. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.


                                          YEAR 1   YEAR 3   YEAR 5   YEAR 10
                          -------------------------
DRAKE CLASS                                $ 44     $ 138    $ 241    $ 543

ADMINISTRATIVE CLASS                       $ 70     $ 218    $ 380    $ 849





DRAKE FUNDS


10



DRAKE MANAGEMENT LLC

   Drake Total Return
   Fund Summary


--------------------------------------------------------------------------------
DRAKE TOTAL RETURN FUND SUMMARY

INVESTMENT OBJECTIVE

The Total Return Fund (the "Fund") seeks to realize a total return exceeding that of the Lehman Brothers U.S. Aggregate Index (the benchmark). This objective, however, may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing at least 65% of its assets in a diversified portfolio of fixed income securities of short and intermediate maturities. The duration of this Fund will normally vary from between plus or minus 2 years as compared to the benchmark. As of February 1, 2008, the duration of the benchmark was 4.26 years. The duration of an investment portfolio is a measure of the portfolio's sensitivity to interest rates, with higher duration portfolios indicating a greater sensitivity to changes in interest rates. Portfolios with a net long position in fixed income securities will have a positive duration and portfolios with a net short position in fixed income securities will have a negative duration, which may cause capital depreciation as interest rates decrease. The Fund will not have a negative duration. The meaning of "duration" is further explained in the section entitled "Summary of Principal Risks" under "Interest Rate (Duration) Risk."

The Fund's portfolio may include bonds, notes, convertible securities, collateralized bond obligations, collateralized debt obligations, loan participation agreements, collateralized mortgage obligations, mortgage-backed securities, asset-backed securities and money-market securities. These investments may have interest rates that are fixed or variable (floating). The Advisor will concentrate the Fund's portfolio holdings in areas of the bond market (based on quality, sector, coupon or maturity) that the Advisor believes to be undervalued.

Generally, the Fund will be invested primarily in investment grade securities. These are debt securities rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Group ("S&P") or Fitch, Inc. ("Fitch") (each a nationally recognized statistical rating organization), or (for short-term debt obligations) at least A-2 by S&P, P-2 by Moody's or F-2 by Fitch, or (in the case of unrated securities) securities of comparable quality as determined by the Advisor. Up to 20% of the Fund's assets may be invested in securities rated below investment grade ("junk bonds") but rated B (or its equivalent) or higher by at least one nationally recognized statistical rating organization, or (if unrated) of comparable quality in the opinion of the Advisor (securities with a duration of one year or less, as determined by the Advisor, will not be subject to, and will not be included in calculations regarding, this 20% limitation). If a security's rating falls below B, the Advisor will determine whether to continue to hold the security.

The Fund may invest up to 30% of its assets in securities denominated in foreign currencies, including emerging market foreign securities, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its foreign currency exposure to reduce the risk of loss due to currency fluctuations.

The Fund may utilize derivative instruments such as options, futures contracts or swap agreements. The Fund may enter into foreign interest rate or foreign currency transactions. The Fund may lend its securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it will primarily invest by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The foregoing investment techniques as well as others used by the Fund may involve the leveraging of the Fund's assets in order to attain its investment objectives. The "total return" sought by the Fund will consist of income earned on the Fund's investments, plus capital appreciation. Capital appreciation generally arises from decreases in interest rates or from improving fundamentals for a particular security.


                                                                     DRAKE FUNDS




                                                                              11


                                                            DRAKE MANAGEMENT LLC

                                                           Drake Total Return
                                                                 Fund Summary



PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are:

------------------------------------------------------------------------------------------------
Call Risk               Foreign (Non U.S.) Risk        Liquidity Risk     Valuation Risk
Credit Risk             High Yield Risk                Management Risk    Variable Dividend Risk
Currency Risk           Interest Rate (Duration) Risk  Market Risk
Derivatives Risk        Issuer Risk                    Mortgage Risk
Emerging Markets Risk   Leveraging Risk                Turnover Risk

------------------------------------------------------------------------------------------------


CALL RISK: The Fund may own securities that permit the issuer to return investor principal prior to the stated maturity date. If this occurs, the Fund may have to reinvest the proceeds of such calls at lower interest rates.

CREDIT RISK: The Fund could lose money if the issuer, guarantor, or counterparty to a transaction is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

CURRENCY RISK: If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign currencies it would be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

DERIVATIVES RISK: Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk and management risk.

EMERGING MARKETS RISK: Securities of issuers based in countries with developing economies (emerging markets) may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

FOREIGN (NON U.S.) RISK: If the Fund invests in foreign securities it may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers.

HIGH YIELD RISK: High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

INTEREST RATE (DURATION) RISK: The duration of the portfolio is a measure of the portfolio's sensitivity to changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. For example, the value of a portfolio with a duration of 10 years will decrease by 1% for every 10 basis point rise in interest rates, whereas the value of a portfolio with a duration of 5 years will decrease by 0.5% for every 10 basis point rise in interest rates.

ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer of the security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LEVERAGING RISK: Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

LIQUIDITY RISK: The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment portfolio. There can be no guarantee that Drake's investment techniques will produce the desired results.

MARKET RISK: The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.



DRAKE FUNDS


12



DRAKE MANAGEMENT LLC

   Drake Total Return
   Fund Summary


MORTGAGE RISK: If the Fund purchases mortgage and mortgage-related securities it would be subject to certain additional risks including extension risk, prepayment or call risk, and interest rate (duration) risk.

TURNOVER RISK: Portfolio turnover may involve paying brokerage commissions and other transaction costs. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.

VALUATION RISK: During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund's portfolio, it may be difficult for the Fund to accurately assign a daily value to such securities and in such situations the value assigned to such securities may not necessarily represent amounts which might be ultimately realized.

VARIABLE DIVIDEND RISK: Securities held by the Fund may have variable or floating interest rates. The amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates.

Please see "Summary of Principal Risks" following the Fund Summaries for a more detailed description of these risks of investing in the Fund. Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

PERFORMANCE INFORMATION

The Fund commenced operations on December 30, 2004. Below is summary performance information for the Fund in a calendar year total returns bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Drake Class shares of the Fund, and after-tax returns for the Administrative Class shares of the Fund, once issued, will vary.

CALENDAR YEAR TOTAL RETURNS

ANNUAL RETURN (DRAKE CLASS SHARES) *

(GRAPH)

*The Fund's year to date return as of January 31, 2008 was 2.25%.

HIGHEST AND LOWEST QUARTER RETURNS
(for periods shown in bar chart)


-------------------------

Highest                3.72%
  (7/1/06-9/30/06)
-------------------------

Lowest              (0.78)%
  (4/1/07-6/30/07)
-------------------------




                                                                     DRAKE FUNDS




                                                                              13


                                                            DRAKE MANAGEMENT LLC

                                                           Drake Total Return
                                                                 Fund Summary



AVERAGE ANNUAL TOTAL RETURNS
(for periods ended December 31, 2007)

                                                1 YEAR      SINCE INCEPTION
                                                               (12/30/04)
                         -------------------------
Return Before Taxes - Drake Class*              4.88 %           4.86 %
Return After Taxes on Distributions - Drake     2.76 %           2.84 %
Class
Return After Taxes on Distributions             3.14 %           2.96 %
and Sale of Fund Shares - Drake Class
Lehman Brothers U.S. Aggregate Index**          6.97 %           4.70 %
(reflects no deduction for fees, expenses or
taxes)


* Although the Trust offers Administrative Class shares of the Fund pursuant to this Prospectus, no such shares have been issued since the Fund's inception. Consequently, there is no applicable return information for Administrative Class shares of the Fund.

**The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S.
  investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

FEES AND EXPENSES OF THE FUND

As an investor in the Fund, you will pay the following expenses. The Fund imposes no sales charges, redemption fees (other than a 2% fee for redeeming within 7 days of investing), exchange fees, or account fees, although other institutions may charge a fee for shares bought through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDERS FEES(1)

(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
               -------------------------
Redemption Fees                           2.00 %


(1) In order to discourage market timing and other abusive practices, shares that are held less than 7 days are subject to a 2% redemption fee. The Trust may waive this fee under certain circumstances.

ANNUAL FUND OPERATING EXPENSES(2)


(FEES & EXPENSES PAID                     DRAKE CLASS    ADMINISTRATIVE CLASS
 FROM FUND ASSETS)
                          -------------------------
Management Fees                              0.25 %             0.25 %
Distribution and/or service (12b-1) Fees      None              0.25 %
Other Expenses                               0.90 %             0.90 %
Total Annual Fund Operating Expenses         1.15 %             1.40 %

-------------------------

Fee Waiver and/or Expense Reimbursement     (0.72) %           (0.72) %
-------------------------

Net Expenses                                 0.43 %             0.68 %


(2) Expenses for the Drake Class are annualized, based on amounts incurred during the Fund's most recent fiscal year, and include organizational expenses. Expenses for the Administrative Class, which has not been issued, are estimates. The Advisor has contractually agreed, under an Expense Limitation Agreement with the Fund, to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses and payments, if any, under the Fund's rule 12b-1 Plan) to 0.43% of average daily net assets (for the Drake Class) and 0.68% of average daily net assets (for the Administrative Class). As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) are limited to 0.43% (for the Drake Class) and 0.68% (for the Administrative Class), as indicated in the table. This contract has a one-year term, renewable at the end of each calendar year, provided such renewal is approved by the Board of Trustees of the Fund. In its most recent full fiscal year, the Fund incurred interest expenses of 0.00% of average daily net assets.



DRAKE FUNDS


14



DRAKE MANAGEMENT LLC

   Drake Total Return
   Fund Summary


EXAMPLE The example is intended to help you compare the cost of investing in Drake Class or Administrative Class shares of the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, that the Fund's operating expenses remain the same, and that the Expense Limitation Agreement is reviewed each year on substantially similar terms. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.


                                          YEAR 1   YEAR 3   YEAR 5   YEAR 10
                          -------------------------
DRAKE CLASS                                $ 44     $ 138    $ 241    $ 543

ADMINISTRATIVE CLASS                       $ 70     $ 218    $ 380    $ 849




                                                                     DRAKE FUNDS




                                                                              15


                                                            DRAKE MANAGEMENT LLC

                                                                   Summary of
                                                              Principal Risks



--------------------------------------------------------------------------------
SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are further described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. "Characteristics & Risks of Securities & Investment Techniques" in this Prospectus and "Investment Objectives and Policies" in the Statement of Additional Information include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

MARKET RISK

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

INTEREST RATE (DURATION) RISK

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. The duration of the portfolio is a measure of the portfolio's sensitivity to changes in interest rates, with higher duration portfolios indicating greater sensitivity to changes in interest rates. As with portfolio duration, fixed-income securities with longer durations, all else being equal, tend to be more sensitive to changes in interest rates and, consequently, more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

CREDIT RISK

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

HIGH YIELD RISK

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and


DRAKE FUNDS


16



DRAKE MANAGEMENT LLC

   Summary of
   Principal Risks



reduce a Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

MORTGAGE RISK

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment or call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment
Techniques - Derivatives" in this prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

LEVERAGING RISK

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, Drake will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

CALL RISK

A Fund may own securities that permit the issuer to return investor principal prior to the stated maturity date, such as through scheduled calls, extraordinary calls, or prepayments. If this occurs, a Fund may have to reinvest the proceeds of such calls at lower interest rates.

EMERGING MARKETS RISK

Foreign investment risk may be particularly high to the extent that a Fund invests in securities of issuers based in countries with developing economies (emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.


                                                                     DRAKE FUNDS




                                                                              17


                                                            DRAKE MANAGEMENT LLC

                                                                   Summary of
                                                              Principal Risks



FOREIGN (NON-U.S.) RISK

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

CURRENCY RISK

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the return of the Fund.

VALUATION RISK

During periods of reduced market liquidity or in the absence of readily available market quotations for securities in the Fund's portfolio, the ability of the Fund to value the Fund's securities becomes more difficult and the judgment of the Fund (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, it may be difficult for the Fund to accurately assign a daily value to such securities and in such situations the value assigned to such securities may not necessarily represent amounts which might be ultimately realized.

ISSUER RISK

The value of a security may decline for a number of reasons which directly relate to the issuer of the security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

MANAGEMENT RISK

Each Fund is subject to management risk because it is an actively managed investment portfolio. Drake and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

VARIABLE DIVIDEND RISK

Because securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.



DRAKE FUNDS


18



DRAKE MANAGEMENT LLC

   Summary of
   Principal Risks


TURNOVER RISK

Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities, changing market conditions, or redemption requests. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for a Fund. High rates of portfolio turnover could lower performance of a Fund due to increased costs and may also result in the realization of capital gains. If a Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated annual portfolio turnover rate for the Funds is expected to be more than 100%.


                                                                     DRAKE FUNDS




                                                                              19


                                                            DRAKE MANAGEMENT LLC

                                                                   "Defensive
                                                                  Conditions"
                                                                     Election



--------------------------------------------------------------------------------
"DEFENSIVE CONDITIONS" ELECTION

From time to time, the Advisor may judge that prevailing market conditions make pursuing a Fund's investment strategies inconsistent with the best interest of its shareholders. The Advisor may temporarily pursue investment strategies that are mainly designed to limit a Fund's losses. These strategies may prevent a Fund from achieving its investment objective. Although the Advisor is permitted to use such strategies, it is not required to do so, even in very volatile market conditions. In addition, the Advisor may choose to keep a portion of a Fund's assets in cash temporarily for defensive purposes, in order to meet redemption requests or for other purposes.



DRAKE FUNDS


20



DRAKE MANAGEMENT LLC

   Portfolio Holdings


--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Trust's Statement of Additional Information under the caption "Portfolio Transactions and Brokerage - Disclosure of Portfolio Holdings" and on the Funds' website at www.drakefunds.com.


                                                                     DRAKE FUNDS




                                                                              21


                                                            DRAKE MANAGEMENT LLC

                                                                   Management
                                                                 of the Funds



--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR


Drake Capital Management, LLC (referred to as "Drake" or the "Advisor" in this section) serves as the investment manager for the Funds. Subject to the supervision and control of the Board of Trustees (the "Board") of The Drake Funds Trust (the "Trust"), Drake is responsible for managing the investment activities of the Funds and their business affairs. In addition, Drake coordinates the services of each vendor of the Funds, provides the Funds with certain compliance services and makes available the office space, equipment, personnel and facilities required to provide services to the Funds. Organized in 2001, Drake provides investment management and advisory services to substantial investors worldwide. As of December 31, 2007, Drake managed approximately $12.6 billion in assets. Drake's principal office is located at 660 Madison Avenue, New York, NY, 10065.


Drake is a wholly owned subsidiary of Drake Partners LLC, a privately held Delaware limited liability company. Drake Partners LLC is 80% owned by the Advisor's active employee principals and 20% by a subsidiary of Kaupthing Bunadarbanki, a large Scandinavian investment bank. Drake Partners LLC conducts business under the name Drake Management LLC.

Drake is a registered investment advisor, subject to oversight by the U.S. Securities & Exchange Commission ("SEC"). Drake is also a registered Commodity Pool Operator and Commodity Trading Advisor, subject to regulatory oversight by the Commodity Futures Trading Commission and the National Futures Association.

ADVISORY FEES


Each Fund pays the Advisor fees in return for providing investment advisory services. For the Trust's fiscal year ended October 31, 2007, the Trust paid no fees to the Advisor due to fee waivers by Drake pursuant to Expense Limitation Agreements between Drake and the Trust for each Fund. The Funds pay monthly advisory fees to the Advisor at the following annual rates (stated as a percentage of each Fund's average daily net assets):


FUND                            ADVISORY FEES
---------------------------------------------
Low Duration Fund                      0.25 %
Total Return Fund                      0.25 %




OTHER EXPENSES

In addition to the 12b-1 fees (as further described in "Distribution (12b-1) Fees - Administrative Class Shares" under "Classes of Shares - Drake Class & Administrative Class Shares") and the investment advisory fees, the Funds pay all expenses not assumed by the Advisor, including, without limitation, the following: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; Administrator's fees; Transfer Agent's fees; bank transaction charges and Custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

EXPENSE LIMITATION AGREEMENT


The Advisor has entered into an Expense Limitation Agreement with each of the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1
Plan) to not more than 0.43% of the average daily net assets (for the Drake Class) and 0.68% of the average daily net assets (for the Administrative Class) of the Funds for the year ending December 31, 2007. The Advisor currently expects that the contractual agreement will continue from year-to-year provided such



DRAKE FUNDS


22



DRAKE MANAGEMENT LLC

   Management
   of the Funds



continuance is approved by the Board. The Trust may terminate either Expense Limitation Agreement at any time. The Advisor may also terminate either Expense Limitation Agreement at the end of the then-current term upon not less than 90 days' notice to the Trust as set forth in the Expense Limitation Agreements.

PORTFOLIO MANAGEMENT

Anthony Faillace, Drake's Chief Investment Officer and head of the firm's Investment Committee, manages the Funds.

Mr. Faillace co-founded Drake Management in May 2001. As Chief Investment Officer, he heads the firm's Investment Committee. Mr. Faillace is also a portfolio manager specializing in global interest rate products and relative value strategies. Formerly, Mr. Faillace was a managing director and senior portfolio manager at BlackRock, Inc., in New York. At BlackRock, Mr. Faillace was a key member of the international team, responsible for managing non-US fixed income assets, comprised of a number of traditional global bond portfolios and the international strategies in The Obsidian Funds, BlackRock's multi-strategy fixed income hedge fund. Promoted to managing director in December 2000, Mr. Faillace joined BlackRock as a director in December 1999 after spending five years at Pacific Investment Management Company ("PIMCO"). While at PIMCO, Mr. Faillace was a key member of the international fixed income team and led the firm's discussions on international and emerging markets at the important annual secular forum strategy sessions.

Mr. Faillace co-authored Inflation-Protected Bonds: Understanding Structures and Implementing Strategies (Fabozzi: 1996) and the international fixed income section of Managing Bond Portfolios (Fabozzi: 1998). He holds an MBA from the JL Kellogg School at Northwestern University and a bachelor's degree in economics from the University of Texas at Austin, where he graduated with high honors. He also studied international economics at the Institut D'Etudes Politiques of the University of Paris.

Additional information concerning Mr. Faillace, including his compensation, other accounts managed by him and ownership of shares of each of the Funds, is included in the Statement of Additional Information under the caption "Management of the Trust - Portfolio Manager".

BOARD OF TRUSTEES

The Funds are series of The Drake Funds Trust, an open-end management investment company organized as a Delaware statutory trust. The Drake Funds Trust is the successor, by conversion, of The Drake U.S. Bond Fund, LLC, a Delaware limited liability company. The Trustees supervise the operations of the Funds according to applicable state and federal law and are responsible for the overall management of the Funds' business affairs.


                                                                     DRAKE FUNDS




                                                                              23


                                                            DRAKE MANAGEMENT LLC

                                                                Other Service
                                                                    Providers



--------------------------------------------------------------------------------
OTHER SERVICE PROVIDERS

FUND ADMINISTRATOR
State Street Bank and Trust Company ("Fund Administrator" or "Administrator") serves as the administrator for the Funds. The Administrator assists the Trust in the performance of its administrative responsibilities to the Funds and provides the Funds with certain administrative, shareholder reporting functions, and compliance services. For these services, the Administrator is compensated by the Funds pursuant to an Administration Agreement.

TRANSFER AGENT
ALPS Mutual Funds Services, Inc. ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Funds. The Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds. The Transfer Agent is compensated for its services by the Funds pursuant to a Transfer Agency and Service Agreement.

DISTRIBUTOR
ALPS Distributors, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or other approved entities.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company ("Custodian and Accounting Agent" or "Custodian") serves as the custodian of the Funds' assets and, as accounting agent, calculates the Funds' net asset values.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP ("Accounting Firm") serves as independent registered public accounting firm for the Funds audits. The Accounting Firm audits the annual financial statements of the Funds, prepares and/or reviews the Funds' federal and state tax returns and consults with the Funds on matters of accounting and federal and state income taxation.

LEGAL COUNSEL
Katten Muchin Rosenman LLP serves as legal counsel to the Trust and the Funds.



DRAKE FUNDS


24



DRAKE MANAGEMENT LLC

   Classes of Shares
    - Drake Class &
   Administrative
   Class Shares


--------------------------------------------------------------------------------
CLASSES OF SHARES - DRAKE CLASS

& ADMINISTRATIVE CLASS SHARES


The Trust offers investors Drake Class and Administrative Class shares of the Funds in this prospectus. With the exception of the 2% fee charged in connection with redemptions of Drake Class or Administrative Class shares of the Funds within seven days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Drake Class or Administrative Class shares of the Funds offered in this prospectus. Administrative Class shares are subject to a higher level of operating expenses than Drake Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Drake Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

DISTRIBUTION (12B-1) FEES - ADMINISTRATIVE CLASS SHARES

The Trust has adopted a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act").

The Distribution Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders.

The Distribution Plan permits a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

ARRANGEMENTS WITH SERVICE AGENTS

Drake Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.


                                                                     DRAKE FUNDS




                                                                              25


                                                            DRAKE MANAGEMENT LLC

                                                               Pricing Shares


--------------------------------------------------------------------------------
PRICING SHARES

The net asset value ("NAV") of the Funds' Drake and Administrative Class shares is determined by dividing the total value of the Funds' portfolio investments and other assets attributable to that Class, less any liabilities, by the total number of shares outstanding of that Class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase, redeem or exchange shares.

The price at which all purchases and redemptions of a Fund's shares are effected is based on the next calculation of NAV after the order is placed. Fund shares are valued as of the close of regular trading (normally 4:00 pm, Eastern time) (the "NYSE Close") on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for securities available on the NYSE shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV already determined. Shares will not be priced on days on which the NYSE is closed for trading.

In unusual circumstances, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or person acting at their direction. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close. To prevent "market timing" strategies or for other reasons, the Board of Trustees may elect to update a Fund's NAV during a period when the NYSE is closed, or when certain securities markets outside the United States are closed. The use of fair value pricing by the Funds indicates that a market price is generally unavailable, and in such situations the Board of Trustees (or a person acting at the Board's direction) will estimate the value of such security using available information. In such situations, the values assigned to such securities may not necessarily represent amounts which might be realized. For further discussion of the risks attendant to fair value pricing for the Funds, see "Summary of Principal Risks - Valuation Risk."

Under certain circumstances, the per share NAV of the Administrative shares of the Funds may be lower than the per share NAV of the Drake Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Likewise, dividends paid by the Funds are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.



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DRAKE MANAGEMENT LLC

   Pricing Shares




   How to Purchase
   and Exchange
   Shares


--------------------------------------------------------------------------------
HOW TO PURCHASE AND EXCHANGE SHARES

Investors may purchase Drake Class or Administrative Class shares of a Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Funds nor the Advisor charges a sales charge, front-end load, or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them.

Drake Class shares are offered for direct investment by investors such as corporations, pension plans, endowments, foundations, profit-sharing plans, and high-net-worth families. Administrative Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service fees and/or distribution fees to those intermediaries for services they provide to Administrative Class shareholders.

The minimum initial investment for shares of both the Drake and Administrative Classes is generally $5,000,000. The minimum subsequent investment is $50,000. The Trust may waive the minimum requirement for initial investments or for subsequent investments.

Investors may purchase shares of the Funds through the Distributor or through other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for transactions. The Transfer Agent will purchase Fund shares for your account at the NAV determined after receipt of your wire.

Generally, the Funds will not accept payment by check. For details on the availability of Fund shares and application forms, call 1-866-372-5338 or write to: Drake Funds, c/o Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, New York 10065.

VERIFICATION OF IDENTITY

To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

     1.  Name

     2.  Date of birth (for individuals)

     3.  Residential or business street address

     4. Social security number, taxpayer identification number, or other identifying number

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver's license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual's identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities, including personal information about the authorized signatories for those corporations and entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.


                                                                     DRAKE FUNDS




                                                                              27


                                                            DRAKE MANAGEMENT LLC

                                                              How to Purchase
                                                                 and Exchange
                                                                       Shares



AVOID TAX WITHHOLDING

Each Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to individuals who have not provided the Fund with their taxpayer identification number and any required certifications in compliance with IRS rules. Investors must provide their Social Security Number, Employer Identification Number, or other Taxpayer Identification Number on their account application.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

Carefully read and complete the Account Opening application. With an electronic purchase or sale, the transaction is made through the Automated Clearing House
(ACH). ACH transactions usually clear within 2 to 3 days, but may take up to eight. The Funds do not charge a fee for such transactions, but your bank might charge a wire transfer fee.

Please phone the Funds at 1-866-372-5338 for instructions on opening an account or purchasing additional shares.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account. There are no sales charges for reinvested distributions. Dividends are higher for Drake shares than for Administrative shares, because Drake shares have lower distribution expenses. Capital gains, if distributed, are distributed at least annually.

Distributions are made on a per-share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution. The Funds reserve the right to change or eliminate these privileges at any time with 30 days' notice.

EXCHANGE PRIVILEGE

Except with respect to exchanges for shares of funds of the Trust for which sales may be suspended to new investors, a shareholder may exchange Drake or Administrative Class shares of either Fund for the same Class of shares of another fund of the Trust in an account with identical shareholder registration on the basis of their respective net asset values, minus any applicable redemption fee (see the subsection "Policy on 'Market Timing' and Redemption Fees" under "How to Redeem Shares" below). There are currently no other exchange fees or charges. All exchanges are subject to the minimum initial investment and minimum subsequent investment requirements for each fund of the Trust. An exchange will be a taxable event for you.

Investors who maintain their account with the Transfer Agent may exchange shares by a written exchange request sent to ALPS Mutual Funds Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Transfer Agent at 1-866-383-6273. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. The Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Transfer Agent at 1-866-383-6273 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, or by use of forms which are available from the Transfer Agent. A signature guarantee is required. Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on any day the NYSE is open (generally weekdays other than normal holidays).



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DRAKE MANAGEMENT LLC

   How to Purchase
   and Exchange
   Shares


The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trustees or the Advisor, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of "market-timing" strategies may be deemed by the Advisor to be detrimental to the Trust or a particular Fund. For example, the Trust limits the number of "round trip" transactions an investor may make. An investor makes a "round trip" transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange) for shares of a different fund of the Trust, and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact the Transfer Agent at 1-866-383-6273.

POLICY ON LATE TRADING

"Late trading" is a term commonly used for the practice of executing customer instructions to buy or sell mutual fund shares after the daily deadline (typically 4:00 p.m. New York time) described in this Prospectus.

Under no circumstances will the Funds, the Advisor or their affiliates accept a customer order for the Funds in violation of the terms stated in the Prospectus, nor will they knowingly permit any of their agents to do so. Orders received after 4:00 p.m. will not be executed on the date they are received, rather they will be executed the following business day and at the following day's NAV. No individual employee of the Advisor or its agents may waive this policy.

Submitting instructions to purchase Fund shares constitutes consent to this policy.


                                                                     DRAKE FUNDS




                                                                              29


                                                            DRAKE MANAGEMENT LLC

                                                                       How to
                                                                       Redeem
                                                                       Shares



--------------------------------------------------------------------------------
HOW TO REDEEM SHARES

You may place orders to redeem shares by telephoning 1-866-383-6273.

Redemption requests should describe the Fund from which shares will be redeemed, the class (Drake or Administrative) of shares to be redeemed, the number of shares (or dollar-amount) to be redeemed, and your account number. The Administrator and the Transfer Agent will take reasonable care to confirm that instructions are genuine. The Fund, the Advisor, and their affiliated agents will not be liable for any loss, cost, or expense for acting upon telephone instructions that are reasonably believed to be genuine. You may also redeem shares by sending a written request to: Drake Funds, PO Box 8347, Denver, CO 80201.

Your sales price will be the next NAV calculated after the Funds, their Transfer Agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 p.m. (Eastern time), proceeds will normally be wired to the shareholder within three business days, provided that the Funds' Custodian is also open for business. Payment may be made up to seven calendar days after receiving a redemption request, if in the Advisor's opinion, an earlier payment would be detrimental to a Fund. The Funds do not charge for wiring redemption payments.

The Funds may postpone payment for shares at times when the NYSE is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or express mail.

REDEMPTION IN KIND

The Funds do not intend, under normal circumstances, to redeem their shares by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Board, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board may authorize payment to be made in readily marketable portfolio securities of the Funds. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Funds' net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds committed themselves to pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Funds' net asset value at the beginning of such period.

ACCOUNTS WITH LOW BALANCES

If a shareholder's account drops below $100,000, the Fund may close the shareholder's account. The shareholder will be notified in writing that the value of the account is less than the required amount, and the shareholder will have thirty calendar days to increase the account's balance. If it is still below $100,000 thirty calendar days after being so notified, the account will be redeemed.

POLICY ON "MARKET TIMING" AND REDEMPTION FEES

"Market Timing" is a term commonly used for investment strategies involving rapid purchases and redemptions of mutual fund shares. The Advisor and the Board will not knowingly permit the Funds to be used as any part of a Market Timing strategy, even if such strategy is legal. Excessive purchase and redemption or exchange activity may interfere with portfolio management and may harm shareholders through increased transaction expenses of the Funds. These risks and costs to the Funds arising from Market Timing activities in shares of the Funds are specific to each Fund.

The Board has adopted the following policies and procedures to discourage frequent purchases and redemptions and/or exchanges by the Funds' shareholders. The Funds will not accommodate frequent purchases and redemptions or exchanges of Fund shares. Principally, the Funds impose a 2% redemption fee on the principal amount of any shareholder's redemption amount of Fund shares held less than seven days. The 2% redemption fee may be waived for certain categories of investors, as described below. This 2% redemption fee also applies to exchanges of Fund shares. In addition, the


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

   How to
   Redeem
   Shares



Trust has the right to refuse any purchase or exchange for any investor who completes more than six round trip transactions in any twelve-month period. An investor makes a "round trip" transaction when the investor purchases shares of a particular Fund, subsequently sells those shares (by way of a redemption or exchange), and then buys back (by way of a purchase or exchange) shares of the originally purchased Fund. For a description of specific limitations on exchanges of Fund shares, see "Exchange Privilege" under "How to Purchase and Exchange Shares."

In general, the 2% redemption fee is not paid separately, but is deducted automatically by the Fund's Transfer Agent or by the financial intermediary processing the redemption from the amount to be received in connection with a redemption or exchange. In some instances involving financial intermediaries, the 2% redemption fee is not automatically deducted, but rather is charged separately and received by the Fund after the redemption. The 2% redemption fee is paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisor or the Distributor. The 2% redemption fee is not a sales load or contingent deferred sales charge. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the 2% redemption fee to the Funds, depending on such financial intermediaries' trade processing procedures and systems.

The purpose of the 2% redemption fee is to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by "market timers" and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a 2% redemption fee represents the Advisor's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international securities, associated with an investor's redemption or exchange.

A Fund may not be able to impose the 2% redemption fee in circumstances where such Fund is unable to identify the beneficial owner of the Fund's shares, which would render the Fund unable to monitor transaction activity by the beneficial owner. For example, the Funds will not be able to collect the 2% redemption fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess and collect the 2% redemption fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the 2% redemption fee on such shareholders. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the 2% redemption fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the 2% redemption fee, the Trust's use of 2% redemption fee may not successfully eliminate excessive short-term trading in shares of the Funds.

Each Fund waives the 2% redemption fee for the following types of transactions:
(i) redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions; (ii) redemptions and exchanges by another fund of the Trust; and (iii) otherwise as the Trust may determine in its sole discretion where the party requesting the redemption is able to establish to the satisfaction of the Advisor that the transaction is not for market timing purposes and results from circumstances beyond the redeeming shareholder's control. For example, such circumstances may include the need to redeem Fund shares to pay an unanticipated liability or address an unexpected hardship, such as an unexpected tax obligation or medical expense. The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days' notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

The Advisor and the Board reserve the right to reject any request to purchase shares for any reason in furtherance of the Board's policy against market timing activities. Rejected requests will not be executed, and any risk that losses may arise from such rejections shall rest entirely with the investor.


                                                                     DRAKE FUNDS




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                                                            DRAKE MANAGEMENT LLC

                                                              Fund Dividends,
                                                                Distributions
                                                                      & Taxes



--------------------------------------------------------------------------------
FUND DIVIDENDS, DISTRIBUTIONS & TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Drake Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

Net realized long-term and short-term capital gains will be distributed by the Funds at least annually. Net short-term gains may be paid more frequently. A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the account application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

Distributions are made on a per share basis regardless of how long shares have been owned. Therefore, if you invest shortly before a distribution date, some of your investment may be returned to you in the form of a distribution, which may be taxable to you.

If a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day's NAV, but dividends will not begin to accrue until the following business day.

The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

TAXES

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions relating to the Funds:


TRANSACTION                            FEDERAL TAX STATUS
                -------------------------
Redemption or exchange of shares       Usually capital
                                       gain or loss;
                                       long-term capital
                                       gain only if
                                       shares owned more
                                       than one year

-------------------------

Long-term capital gain                 Long-term capital
  distributions                        gain
-------------------------

Dividends                              Ordinary income


Dividends and long-term capital gain distributions are taxable whether paid in cash or reinvested in Fund shares.

Dividends are taxable as ordinary income. Dividends paid by the Funds generally are not expected to qualify for taxation at preferential federal income tax rates (for non-corporate shareholders) or for the dividends-received deduction (for corporate shareholders). Long-term capital gain distributions are taxable to you as long-term capital gains regardless of how long you have owned your shares. You may


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

   Fund Dividends,
   Distributions
   & Taxes



want to avoid buying shares when a Fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may represent a return of a portion of your investment.

After the end of each year, the applicable Fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the applicable Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different, you should consult your tax adviser about your investment in the Funds.


                                                                     DRAKE FUNDS




                                                                              33


                                                            DRAKE MANAGEMENT LLC

                                                            Characteristics &
                                                          Risks of Securities
                                                                 & Investment
                                                                   Techniques



--------------------------------------------------------------------------------
CHARACTERISTICS & RISKS OF SECURITIES
& INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" and "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that Drake can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of Drake and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

PRINCIPAL INVESTMENT TECHNIQUES AND RELATED RISKS:

SECURITIES SELECTION
Drake's investment process begins with the formulation of a central view on the economy, financial markets and other factors, including the likely direction of prevailing interest rates and foreign exchange rates. Commensurate with this outlook, Drake allocates the Funds' capital to various sectors of the global fixed income market, including sovereign debt, mortgage- and asset-backed securities, money market debt and corporate debt.

Once investment opportunities are identified, Drake selects securities based on specific characteristics such as maturity date and interest rate sensitivity. Security selection is further influenced by the analysis of credit risk, call risk and other factors. Drake actively adjusts its portfolio holdings consistent with changes in relative valuations, credit spreads and fundamental economic outlook.

The Funds referenced by this prospectus are managed to earn the maximum total return from their investments. An investment's total return comprises both the income earned on a security and the capital appreciation from any increases in the market value of the Funds' holdings. Capital appreciation on fixed income securities is generally driven by decreases in prevailing interest rates or improving credit fundamentals for a particular security or market sector. There is no guarantee that Drake's investment approach or security selection will produce the desired results.

U.S. GOVERNMENT SECURITIES
U.S. Government Securities are obligations of, or are guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

CORPORATE DEBT SECURITIES
Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMO's"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBS") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.



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

   Characteristics &
   Risks of Securities
   & Investment
   Techniques


The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations ("CDO'S"), which include collateralized bond obligations ("CBO'S"), collateralized loan obligations ("CLO's") and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

HIGH YIELD SECURITIES
Securities rated lower than Baa3 by Moody's and lower than BBB- by S&P and Fitch are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.

While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

VARIABLE AND FLOATING RATE SECURITIES
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

FOREIGN (NON-U.S.) SECURITIES
Each Fund may invest up to 30% of its assets in foreign (non-U.S.) securities (but may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers). Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in

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accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

EMERGING MARKET SECURITIES

The Funds may invest up to 30% of their assets in securities of issuers based in countries with developing (or "emerging market") economies.

A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The Advisor has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Advisor will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment


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opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

FOREIGN (NON-U.S.) CURRENCIES
A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

FOREIGN CURRENCY TRANSACTIONS
Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each Fund will segregate assets determined to be liquid by Drake to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to sell the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND OTHER BORROWINGS
Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by Drake or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.


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Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

DERIVATIVES
Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from


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time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS
Each Fund may purchase eligible securities on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

SHORT SALES
Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


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ADDITIONAL INVESTMENT TECHNIQUES AND RELATED RISKS:

INVESTMENT IN OTHER INVESTMENT COMPANIES
Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end management investment companies, closed end investment companies ("CEIC's"), exchange traded funds ("ETF's"), unit investment trusts ("UIT's"), or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in ETF's, subject to the restrictions and limitations of the 1940 Act. To the extent the Funds invest in ETF's, CEIC's, UIT's, or other investment companies, the cost to shareholders of investing in the Funds will generally be higher than the cost of investing directly in ETF's, UIT's, CEIC's, or other investment company shares. By investing in a Fund, a shareholder will indirectly bear fees and expenses charged by the underlying ETF's, UIT's, CEIC's, and investment companies in which the Fund invests, in addition to the Fund's direct fees and expenses.

INVESTMENT IN SMALL CAP COMPANIES
The Funds may invest in the fixed income securities of companies with smaller market capitalizations. The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than those other securities. Companies with medium-sized market capitalizations may have risks smaller than those of smaller companies.

LOANS OF PORTFOLIO SECURITIES
For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

PORTFOLIO TURNOVER
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

TEMPORARY DEFENSIVE STRATEGIES
For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when Drake deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.



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CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
The investment objectives may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

PERCENTAGE INVESTMENT LIMITATIONS
Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

CREDIT RATINGS AND UNRATED SECURITIES
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. Drake does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

MUNICIPAL BONDS
Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

LOAN PARTICIPATIONS AND ASSIGNMENTS
The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

INFLATION-INDEXED BONDS
Inflation-indexed (or inflation-linked) bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

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If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. As a non-fundamental policy, the Funds will not purchase equity securities. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

OTHER INVESTMENTS AND TECHNIQUES
The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.



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   Highlights


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since their respective commencements of operations. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

The financial highlights table is limited to help you understand the Fund's financials performance since inception on May 9, 2005. Certain information reflects financial results for a single fund share. The total return in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

DRAKE LOW DURATION FUND

PER SHARE OPERATING             FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE PERIOD ENDED
PERFORMANCE                      OCTOBER 31, 2007     OCTOBER 31, 2006      OCTOBER 31, 2005*
                                   -------------------------
Net asset value, beginning of
period                                    $9.95                $9.97                $10.00

-------------------------

Net investment income                      0.56                 0.53                  0.17
-------------------------

Net realized and unrealized
gain (loss) on investments,
futures contracts, foreign
currency transactions and
swaps                                    (0.09)                 0.01                (0.03)
-------------------------

Total from investment
  operations                               0.47                 0.54                  0.14
-------------------------

Less: Dividends from net
investment income                        (0.59)               (0.56)                (0.17)
-------------------------

Net asset value, end of
  period                                  $9.83                $9.95                 $9.97
-------------------------

TOTAL RETURN                              4.84%                5.52%                 1.37%**
-------------------------

RATIOS AND SUPPLEMENTAL DATA
-------------------------

Net Assets, end of period           $20,433,232          $19,976,781           $27,836,409
-------------------------

Ratio of total net expenses
to average net assets
(including interest expense)              0.43%                0.45%                 0.44%***
-------------------------

Ratio of total net expenses
to average net assets
(excluding interest expense)              0.43%                0.43%                 0.44%***
-------------------------

Ratio of total gross expenses
to average net assets                     1.39%                1.77%                 2.49%****
-------------------------

Ratio of net investment
income to average net assets
(with reimbursement)                      5.69%                5.27%                 3.83%***
-------------------------

Ratio of net investment
income to average net assets
(without reimbursement)                   4.73%                3.95%                 1.67%***
-------------------------

Portfolio turnover rate                     58%                 118%                  115%
-------------------------



   * Fund commenced operations on May 9, 2005.
  ** Total return for periods less than one year is not annualized. *** Annualized.
**** Annualized (except for organizational expenses).


                                                                     DRAKE FUNDS




                                                                              43


                                                            DRAKE MANAGEMENT LLC

                                                                    Financial
                                                                   Highlights



The financial highlights table is limited to help you understand the Fund's financials performance since inception on December 30, 2004. Certain information reflects financial results for a single fund share. The total return in the table represents the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends.)

DRAKE TOTAL RETURN FUND

PER SHARE OPERATING             FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE PERIOD ENDED
PERFORMANCE                      OCTOBER 31, 2007     OCTOBER 31, 2006      OCTOBER 31, 2005*
                                   -------------------------
Net asset value, beginning of
  period                                 $10.16               $10.17                $10.23

-------------------------

Net investment income                      0.58                 0.54                  0.31
-------------------------

Net realized and unrealized
gain (loss) on investments,
futures contracts, securities
sold short, foreign currency
transactions and swaps                   (0.10)                 0.09                (0.04)
-------------------------

Total from investment
operations                                 0.48                 0.63                  0.27
-------------------------

Less: Dividends from net
investment income                        (0.60)               (0.59)                (0.33)
-------------------------

Less: Distributions from net
realized gains                           (0.02)               (0.05)                  0.00
-------------------------

Total dividends and
distributions                            (0.62)               (0.64)                (0.33)
-------------------------

Net asset value, end of
period                                   $10.02               $10.16                $10.17
-------------------------

TOTAL RETURN**                            4.84%                6.48%                 2.66%
-------------------------

RATIOS AND SUPPLEMENTAL DATA
-------------------------

Net Assets, end of period           $29,856,045          $24,530,996           $22,043,056
-------------------------

Ratio of total net expenses
to average net
assets(including short sale
expense)                                  0.43%                0.43%                 1.03%***
-------------------------

Ratio of total net expenses
to average net
assets(excluding short sale
expense)                                  0.43%                0.43%                 0.43%***
-------------------------

Ratio of total gross expenses
to average net assets                     1.15%                1.45%                 3.03%****
-------------------------

Ratio of net investment
income to average net assets
(with reimbursement)                      5.77%                5.43%                 3.62%***
-------------------------

Ratio of net investment
income to average net assets
(without reimbursement)                   5.05%                4.41%                 1.54%***
-------------------------

Portfolio turnover rate                    475%                 452%                  358%
-------------------------



   * Fund commenced operations on December 30, 2004.
  ** Total return for periods less than one year is not annualized. *** Annualized.
**** Annualized (except for organizational expenses).



DRAKE FUNDS


44



DRAKE MANAGEMENT LLC

   Privacy Policy


--------------------------------------------------------------------------------
PRIVACY POLICY

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

The Funds, their affiliates or agents may, in the course of conducting business, obtain nonpublic information about you from several sources. These sources may include, but are not limited to:

       -  Information received about you on account applications or other forms

       -  Information you give verbally

       -  Transactions with the Funds

The Funds and their affiliates will not disclose any nonpublic information about an investor without the investor's prior authorization, except as permitted by law or if compelled to do so by a government agency. The Board of Trustees or the Funds limit access to account information to those agents of the Funds who need to know that information in order to provide service to our investors, and the Funds have security practices and procedures in place to guard your nonpublic information in accordance with the policy. The Board of Trustees or the Funds, and their agents and affiliates may also disclose information to third parties, including, but not limited to, custodians and transfer agents, to facilitate their providing their services.


                                                                     DRAKE FUNDS




                                                                              45


                                                            DRAKE MANAGEMENT LLC

                                                                  APPENDIX A:
                                                               Description of
                                                           Securities Ratings



--------------------------------------------------------------------------------
APPENDIX A:
DESCRIPTION OF SECURITIES RATINGS


A Fund's investments may differ in quality, from securities rated in the lowest category in which the Fund is permitted to invest, to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by the Advisor.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Advisor.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa3 by Moody's or BBB- by S&p and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

Following is a description of Moody's, S&P'S and Fitch's rating categories applicable to fixed income securities.

MOODY'S INVESTORS SERVICE, INC. CORPORATE AND MUNICIPAL BOND RATINGS

Aaa   Bonds that are rated Aaa are judged to be of the best quality.
      They carry the smallest degree of credit risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
      Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



DRAKE FUNDS


46



DRAKE MANAGEMENT LLC

   APPENDIX A:
   Description of
   Securities Ratings


Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.




Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

CORPORATE SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
            leading market positions in well-established industries;
            high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
            Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term
            obligations. The effect of industry characteristics and
            market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the
            level of debt protection measurements and may require
            relatively high financial leverage. Adequate alternate
            liquidity is maintained.
NOT PRIME   Issuers rated Not Prime do not fall within any of the
            Prime rating categories.




STANDARD & POOR'S AND FITCH, INC.'S CORPORATE AND MUNICIPAL BOND RATINGS

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.





                                                                     DRAKE FUNDS




                                                                              47


                                                            DRAKE MANAGEMENT LLC

                                                                  APPENDIX A:
                                                               Description of
                                                           Securities Ratings



SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless
      Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.




S&P and Fitch ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



DRAKE FUNDS


48



DRAKE MANAGEMENT LLC

   Summary of
   Service Providers


--------------------------------------------------------------------------------
SUMMARY OF SERVICE PROVIDERS

INVESTMENT ADVISOR:
DRAKE CAPITAL MANAGEMENT, LLC
660 Madison Avenue 16th Floor

New York, NY 10065


DISTRIBUTOR:
ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN AND ACCOUNTING AGENT:
STATE STREET BANK AND TRUST COMPANY

2 Avenue de Lafayette


Boston, MA 02111


FUND ADMINISTRATOR:
STATE STREET BANK AND TRUST COMPANY

2 Avenue de Lafayette


Boston, MA 02111


TRANSFER AGENT:
ALPS FUND SERVICES, INC.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

LEGAL ADVISORS:
KATTEN MUCHIN ROSENMAN LLP

575 Madison Avenue


New York, NY 10022-2585



                                                                     DRAKE FUNDS




                                                                              49


                                                            DRAKE MANAGEMENT LLC

The Trust's Statement of Additional Information concerning the Funds (SAI) and annual and semi-annual reports to shareholders contain additional information about the Funds and their investments. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that for legal purposes they are part of the Prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI and annual and semi-annual reports are available upon request at no charge to you. To obtain a copy of the SAI, annual report or semi-annual report, to obtain other information, or to make a shareholder inquiry:

Telephone (toll-free): 1-866-372-5338

U.S. mail:  DRAKE FUNDS

            c/o ALPS Distributors, Inc.

            PO Box 8347
            Denver, CO 80201

Email:      drakefunds@drakemanagement.com


INTERNET (EDGAR): http://www.sec.gov


In addition, the Funds make available their SAI and annual and semi-annual reports, free of charge, on the Funds' website at: www.drakefunds.com.

You may review and obtain copies of Fund documents at the SEC's public reference room in Washington DC. Information on the operation of the public reference room is available from the SEC at (202) 942-8090. You also may obtain copies of Fund documents on the EDGAR database on the SEC's website at http://www.sec.gov or, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington DC 20549-0102 or via email to publicinfo@sec.gov. Please refer to the Funds' Investment Company Act file number in your correspondence.

The Funds' Investment Company Act file number is: 811-21651.



DRAKE FUNDS


50



DRAKE MANAGEMENT LLC

THE DRAKE FUNDS TRUST:

Drake Low Duration Fund

Drake Total Return Fund

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 28, 2008


This Statement of Additional Information ("SAI") is not a prospectus, should be read in conjunction with the Prospectus ("Prospectus") of the Drake Low Duration Fund and the Drake Total Return Fund, as supplemented from time to time, that is dated the same date as this SAI, and incorporates by this reference the Prospectus in its entirety. The Trust offers Drake Class Shares and Administrative Class Shares of each of these two Funds.


Since this SAI is not itself a prospectus, no investment in shares of the Drake Low Duration Fund and the Drake Total Return Fund should be made solely upon the information contained in this SAI. Audited financial statements for the Low Duration Fund and the Total Return Fund, as of October 31, 2007, including notes thereto, and the related report of PricewaterhouseCoopers LLP, are incorporated herein by reference from the Trust's Annual Report. Copies of the Prospectus and Annual or Semi-Annual Reports may be obtained free of charge at the addresses and telephone numbers listed below.


DRAKE FUNDS
c/o Drake Capital Management, LLC
660 Madison Avenue, 16th Floor

New York, New York 10065

Telephone: 1-866-372-5338

ALPS DISTRIBUTORS, INC.
1290 Broadway, Suite 1100
Denver, Colorado 80203
Telephone: 1-866-383-6273

                                                              [DRAKE FUNDS LOGO]

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE TRUST  4
INVESTMENT OBJECTIVES AND POLICIES  5
INVESTMENT RESTRICTIONS  33
MANAGEMENT OF THE TRUST  36
OTHER SERVICE PROVIDERS  44
DISTRIBUTION OF TRUST SHARES  46
PORTFOLIO TRANSACTIONS AND BROKERAGE  50
NET ASSET VALUE  54
TAXATION  55
OTHER INFORMATION  59


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
THE TRUST

The Drake Funds Trust, a Delaware statutory trust (the "Trust"), is an open-end management investment company ("mutual fund") consisting of separate investment portfolios (the "Drake Funds"), including the Low Duration Fund and the Total Return Fund (each, a "Fund"). Each of the Funds offers Drake Class and Administrative Class shares and is a diversified open-end management investment company. The Drake Global Bond Fund (unhedged), a non-diversified fund, was added to the Drake Funds Trust as of December 28, 2005 but as of April 30, 2006 has not commenced operations. The Trust is the successor, by conversion, of The Drake U.S. Bond Fund, LLC, a Delaware limited liability company (the "Drake LLC"), formed on May 25, 2004. On October 6, 2004, Drake LLC converted to the Trust and the assets and liabilities of the Drake LLC became the assets and liabilities of the Total Return Fund and the members of the Drake LLC were issued Drake Class shares in the Total Return Fund. The Drake LLC previously operated as an unregistered investment company. The Trust is registered as a mutual fund with the Securities and Exchange Commission ("SEC"). The Drake Total Return Fund commenced operations on December 30, 2004, and the Drake Low Duration Fund commenced operations on May 9, 2005.




THE DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Fund are described in the Prospectus. Additional information concerning the characteristics of certain of the Funds' investments is set forth below.

CORPORATE DEBT SECURITIES

A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the opinion of Drake Capital Management, LLC, a Delaware limited liability company that serves as the Funds' investment advisor ("Drake" or the "Advisor"), comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa3 and BBB- are the lowest which are considered "investment grade" obligations. Moody's describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." S&P describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations").

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the "Government National Mortgage Association," or "GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.


                                             STATEMENT OF ADDITIONAL INFORMATION

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Drake determines that the securities meet the Trust's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in Drake's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on


THE DRAKE FUNDS TRUST
a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities - Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.


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

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds' Prospectus (e.g., interest rate (duration) risk and credit risk), CDOs carry additional risks including, but not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.



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

Consistent with a Fund's investment objectives and policies, Drake also may invest in other types of asset-backed securities.

MUNICIPAL BONDS

Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

The Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government's unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. A Fund may also purchase unrated lease obligations if determined by Drake to be of comparable quality to rated securities in which the Fund is permitted to invest.

The Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility.

The Funds may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. A Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Fund will not invest more than 5% of its net assets in municipal warrants.

The Funds may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee

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                                                                               9
the price of the bond or the share price of any Fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

The Funds may invest in Residual Interest Bonds ("RIBS"), which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. RIBS have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Funds when short-term interest rates rise, and increase the interest paid to the Funds when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. The longer-term bonds can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Fund's investment objectives and general investment policies, a Fund, without limitation, may invest in RIBS.

The Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

The Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Funds may also sell municipal bonds due to changes in Drake's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect a Fund's ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but,


THE DRAKE FUNDS TRUST


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

in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.

Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's municipal bonds in the same manner.

LOAN PARTICIPATIONS

The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Fund generally will treat the

                                             STATEMENT OF ADDITIONAL INFORMATION
corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds' ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what Drake believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments.

Investments in loan participations are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on Drake's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

BANK OBLIGATIONS

Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

Subject to the Trust's limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the


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

payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

HIGH YIELD SECURITIES ("JUNK BONDS")

Investments in securities rated below investment grade are eligible for purchase by the Funds. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Drake seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. Drake seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Drake does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if Drake deems it in the best interest of shareholders.

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when Drake believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.


                                             STATEMENT OF ADDITIONAL INFORMATION



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

Each of the Funds may invest up to 20% of its assets in securities rated below investment grade but rated B (or its equivalent) or higher by at least one nationally recognized statistical rating organization, or (if unrated) of comparable quality in the opinion of Drake (securities with a duration of one year or less, as determined by Drake, will not be subject to, and will not be included in calculations regarding, this 20% limitation).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed inverse floater, interest only ("IO"), or principal only ("PO") securities.

INFLATION-INDEXED (OR INFLATION-LINKED) BONDS
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation


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and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United
States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

CONVERTIBLE SECURITIES

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

FOREIGN (NON U.S.) SECURITIES

Each Fund may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Each Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par

                                             STATEMENT OF ADDITIONAL INFORMATION



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bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

The Funds will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.



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FOREIGN CURRENCY TRANSACTIONS

The Funds, since they may invest in foreign currency-denominated securities, also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. The Funds may engage in foreign currency transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation of assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

     (a) Lock In. When Drake desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     (b) Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     (c) Direct Hedge. If Drake wants to a eliminate substantially all of the risk of owning a particular currency, and/or if Drake thinks that a Fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

     (d) Proxy Hedge. Drake might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     (e) Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

         You should note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund's net asset value per share.

     (f) Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are

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         expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

There can be no assurance that currency hedging techniques will be successful.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants (SM) ("CEWS(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities ("PERLS(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of


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the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper ("PIPS(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

WARRANTS TO PURCHASE SECURITIES

The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES

The Funds may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts ("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so Funds that invest in REITs will bear their proportionate share of the costs of the REITs' operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT's manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). Furthermore, REITs are not diversified and are heavily dependent on cash flow.

EVENT-LINKED EXPOSURE

The Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be

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issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

BORROWING

Each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline


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

below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund) of a Fund's total assets.

A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates;
(5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

DERIVATIVE INSTRUMENTS

In pursuing their individual objectives, the Funds may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds also may enter into swap agreements with respect to interest rates, commodities, securities and indexes of securities or commodities, and to the extent they may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund's investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of Drake to forecast interest rates and other economic factors correctly. If Drake incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.


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                                                                              21

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If Drake incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange


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

traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on

                                             STATEMENT OF ADDITIONAL INFORMATION
the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. The Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity pool operator," each Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest


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

rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds' immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Limitations on Use of Futures and Futures Options. In general, the Funds intend to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of a Fund's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Funds may no longer be subject to such limitations.

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are


                                             STATEMENT OF ADDITIONAL INFORMATION



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

equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover a Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxation."

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session.


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

Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     (a) Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     (b) Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

     (c) Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund's investments to greater volatility than investments in traditional securities.

     (d) Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.


                                             STATEMENT OF ADDITIONAL INFORMATION



                                                                              27

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Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements ("swap options" or "swaptions").

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund's investment objectives and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the


THE DRAKE FUNDS TRUST


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

relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Neither Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on Drake's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible contract participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, Drake analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.


                                             STATEMENT OF ADDITIONAL INFORMATION

HYBRID INSTRUMENTS

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Each Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities


THE DRAKE FUNDS TRUST


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

will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

SHORT SALES

The Funds may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and will maintain additional asset coverage in the form of segregated assets determined to be liquid by Drake in accordance with procedures established by the Board of Trustees. Each Fund does not intend to enter into short sales if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Fund's assets. This percentage may be varied by action of the Trustees. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

ILLIQUID SECURITIES

The Funds may invest up to 15% of their net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as

                                             STATEMENT OF ADDITIONAL INFORMATION
cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that Drake has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;
(ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund's performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.



THE DRAKE FUNDS TRUST


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

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund's investment objective, as set forth, and unless otherwise indicated, in the Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

     (1) A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     (2) A Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of municipal bonds.

     (3) A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

     (4) A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

     (5) A Fund may borrow money or issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     (6) A Fund may make loans only as permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

     (7) A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities it may be deemed to be an underwriter under the federal securities laws.

     (8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

     (A) A Fund may not invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment

                                             STATEMENT OF ADDITIONAL INFORMATION

         (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in Drake's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that Drake has determined to be liquid under procedures approved by the Board of Trustees).

     (B) A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

     (C) Each Fund may invest up to 5% of the total assets of a Fund (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities.

     (D) A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectus and in this SAI.

     (E) Each of the Funds will invest, under normal circumstances, at least 65% of its assets in a diversified portfolio of fixed income securities of short and intermediate maturities.

     (F) Each of the Funds may invest up to 30% of its assets in securities denominated in foreign currencies, including emerging-market foreign securities. Each of the Funds will normally hedge at least 75% of its foreign currency exposure.

     (G) Each of the Funds may invest up to 20% of its assets in securities rated below investment grade but rated B (or its equivalent) or higher by at least one nationally recognized statistical rating organization, or (if unrated) of comparable quality in the opinion of the Advisor (securities with a duration of one year or less, as determined by the Advisor, will not be subject to, and will not be included in calculations regarding, this 20% limitation).

     (H) Neither of the Funds will purchase equity securities.

     (I) Neither of the Funds will have a negative duration.

For purposes of these policies, the term "assets," as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.

Under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirement.

To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund's existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will


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

treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated in the Prospectus, above and elsewhere in this SAI) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, change in the deemed quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the duration of a Fund's investment portfolio, resulting from market fluctuations or other changes in a Fund's total assets will not require a Fund to dispose of an investment until Drake determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, Drake will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction No. 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular "industry" or group of industries.

A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund's net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction No. 4 above to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Prospectus and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.


The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 660 Madison Avenue, 16th Floor, New York, New York 10065.



                                                       NUMBER OF
                                        PRINCIPAL      PORTFOLIOS IN  OTHER
                POSITION(S)  LENGTH OF  OCCUPATION(S)  FUND COMPLEX   DIRECTORSHIPS
                HELD WITH    TIME       DURING PAST 5  OVERSEEN BY    HELD BY
NAME AND AGE    TRUST        SERVED(1)  YEARS          TRUSTEE        TRUSTEE
INDEPENDENT TRUSTEES:
Kevin           Trustee and  Since      Private        3              None
  Hennessey,    Chairman     12/2004    Investor and
  58                                    Business
                                        Consultant,
                                        Partner, KV
                                        Partners LLC
                                        (a consulting
                                        firm)

Janice          Trustee      Since      Chief          3              None
  Brennan, 35                12/2004    Financial
                                        Officer and
                                        Business
                                        Manager,
                                        Falcon
                                        Management
                                        Corporation
                                        (an
                                        investment
                                        management
                                        firm)

Thomas Willis,  Trustee      Since      Attorney and   3              None
  42                         12/2004    Partner,
                                        Remcho,
                                        Johansen &
                                        Purcell


-----------------------------------------------------------------------------------
INTERESTED TRUSTEES(2):
Steven          Trustee,     Since      Co-Founder     3              None
  Luttrell, 42  President    10/2004    and Chief
                and                     Operating
                Principal               Officer of
                Executive               the Advisor.
                Officer                 Formerly a
                                        Director at
                                        BlackRock
                                        Inc.


-----------------------------------------------------------------------------------
OTHER OFFICERS:
Stacey Feller,  Vice         Since      Managing       None           None
  33            President,   10/2004    Director and
                Treasurer               Chief
                and                     Financial
                Principal               Officer of
                Financial               the Advisor.
                Officer                 Formerly an
                                        audit manager
                                        at Ernst &
                                        Young LLP.
Christopher     Secretary    Since      Managing       None           None
  Appler, 39    and Chief    12/2004    Director and
                Compliance              Chief Legal
                Officer                 Officer and
                                        Chief
                                        Compliance
                                        Officer of
                                        the Advisor.
                                        Formerly
                                        Chief Legal
                                        Officer of
                                        NISA
                                        Investment
                                        Advisors,
                                        LLC.
Bernard         Assistant    Since      Managing       None           None
  Bresnahan,    Treasurer    12/2004    Director and
  35            and                     Head of
                Assistant               Operations of
                Secretary               the Advisor.
                                        Formerly an
                                        officer of
                                        State Street
                                        Bank and
                                        Trust.




(1) Trustees and Officers serve until their successors are duly elected and qualified.

(2) Mr. Luttrell is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with Drake.



THE DRAKE FUNDS TRUST

STANDING COMMITTEES


Audit Committee. The Trust has a standing Audit Committee that consists of all of the Independent Trustees. The Audit Committee reviews both the audit and non-audit work of the Trust's independent public accountant, submits a recommendation to the Board as to the selection of an independent public accountant, and reviews generally the maintenance of the Trust's records and the safekeeping arrangement of the Trust's custodian. During the fiscal year ended October 31, 2007, the Audit Committee held two meetings.



Valuation Committee. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of all of the Trust's Board members, Ms. Feller, Mr. Bresnahan and Anthony Faillace, the Advisor's Chief Investment Officer. During the fiscal year ended October 31, 2007, the Valuation Committee held no meetings.



Nominating Committee. The Trust also has a Nominating Committee, composed of all Independent Trustees, that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The Nominating Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended October 31, 2007, the Nominating Committee held one meeting.



Proxy Voting Committee. All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary. During the fiscal year ended October 31, 2007, the Proxy Voting Committee held no meetings.


BENEFICIAL EQUITY OWNERSHIP INFORMATION


Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2007.



                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                           SECURITIES IN
                                                           ALL REGISTERED INVESTMENT
                                                           COMPANIES OVERSEEN
                         DOLLAR RANGE OF EQUITY            BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE          SECURITIES IN THE FUNDS           INVESTMENT COMPANIES

Kevin Hennessey          None                              None

Janice Brennan           None                              None

Thomas Willis            None                              None

Steven Luttrell(1)       Over $100,000                     Over $100,000



(1) Mr. Luttrell only owns Drake Class Shares of the Low Duration Fund.


                                             STATEMENT OF ADDITIONAL INFORMATION

OWNERSHIP OF FUND AFFILIATED ENTITIES


Set forth in the table below is information regarding each independent Trustee's (and his or her immediate family members') share ownership in securities of the Advisor, the Distributor, and any entity controlling, controlled by or under common control with the Advisor or Distributor (not including registered investment companies), as of December 31, 2007.



             NAME OF
             OWNERS AND
             RELATION-
NAME OF      SHIPS                        TITLE OF     VALUE OF      PERCENT
TRUSTEE      TO TRUSTEE   COMPANY         CLASS        SECURITIES    OF CLASS
Kevin        Kevin        The Drake       Limited      $1,571,000    0.72%
  Hennessey  Hennessey    Global          Partnership
                          Opportunities   Interest
                          Fund, L.P.




Except as disclosed above, no independent Trustee or immediate family member has during the two most recently completed calendar years had any direct or indirect interest, the value of which exceeds $120,000, in the Distributor or the Advisor or their affiliates (other than the Trust). Additionally, no independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:


     - the Funds;

     - an officer of the Funds;

     - an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment advisor or principal underwriter of the Funds;

     - an officer or an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Funds or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment advisor or principal underwriter of the Funds;

     - the investment advisor or principal underwriter of the Funds;

     - an officer of the investment advisor or principal underwriter of the Funds;

     - a person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Funds; or

     - an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Funds.



THE DRAKE FUNDS TRUST

COMPENSATION TABLE


The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended October 31, 2007.




                                                                                     ESTIMATED        TOTAL COMPENSATION
                                         AGGREGATE         PENSION OR RETIREMENT     ANNUAL           FROM TRUST AND
NAME OF PERSON,                          COMPENSATION      BENEFITS ACCRUED AS       BENEFITS UPON    FUND COMPLEX PAID
POSITION                                 FROM THE TRUST    PART OF TRUST EXPENSES    RETIREMENT       TO TRUSTEES
Kevin Hennessey, Trustee and Chairman    $7,500            None                      None             $7,500

Janice Brennan, Trustee                  $7,500            None                      None             $7,500

Thomas Willis, Trustee                   $7,500            None                      None             $7,500

Steven Luttrell, Trustee                 None              None                      None             None

------------------------------------------------------------------------------------------------------------------------



Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Drake Funds of 1/3 of one basis point of each such fund's NAV (.003%) plus reimbursement of related expenses.

INVESTMENT ADVISOR

Drake, a Delaware limited liability company, serves as investment advisor to the Funds pursuant to investment advisory contracts (each an "Advisory Contract") between Drake and the Trust with respect to each Fund.


Drake is located at 660 Madison Avenue, 16th Floor, New York, New York 10065. Drake had approximately $12.6 billion of assets under management as of December 31, 2007. Drake is a wholly owned subsidiary of Drake Partners LLC, a privately held Delaware limited liability company. Drake Partners LLC is 80% owned by Anthony Faillace and Steven Luttrell, who are also employee principals of the Advisor and 20% by Hind Corporation, a subsidiary of Kaupthing Bunadarbanki, a large Scandinavian investment bank. Drake Partners LLC conducts business under the name of Drake Management LLC.


Drake is responsible for making investment decisions and placing orders for the purchase and sale of the Trust's investments directly with the issuers or with brokers or dealers selected by it in its discretion. See "Portfolio Transactions." Drake also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

Under the terms of the Advisory Contracts, Drake is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of Drake to the Trust are not exclusive under the terms of the Advisory Contracts. Drake is free to, and does, render investment advisory services to others.

The Advisory Contracts will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by Drake, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

Drake (or an affiliate of Drake) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with Drake.

Drake receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

FUND                                  ADVISORY FEE RATE
-------------------------------------------------------
Drake Low Duration Fund                           0.25%
Drake Total Return Fund                           0.25%




                                             STATEMENT OF ADDITIONAL INFORMATION

For the Trust's fiscal year ended October 31, 2007, the Trust paid no fees to the Advisor under the Advisory Contracts due to fee waivers by Drake pursuant to Expense Limitation Agreements Drake has entered into with the Trust concerning the Funds. Under these Expense Limitation Agreements, Drake has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.43% of the average daily net assets (for the Drake Class) and 0.68% of the average daily net assets (for the Administrative Class) of the Funds for the year ending December 31, 2007. The Trust and Drake expect that this contractual agreement will continue from year-to-year provided such continuance is approved by the Board. The Trust may terminate the Expense Limitation Agreements at any time. The Advisor may also terminate the Expense Limitation Agreements at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreements.




PORTFOLIO MANAGER


OTHER ACCOUNTS MANAGED. The following tables provide additional information about other portfolios or accounts managed by the Funds' portfolio manager primarily responsible for the day-to-day management of the Funds, as of December 31, 2007.


Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO                       REGISTERED INVESTMENT               OTHER POOLED                  OTHER ACCOUNTS
MANAGER                               COMPANIES                  INVESTMENT VEHICLES
                              NUMBER OF   TOTAL ASSETS        NUMBER OF   TOTAL ASSETS       NUMBER OF   TOTAL ASSETS
                               ACCOUNTS       ($MM)            ACCOUNTS       ($MM)           ACCOUNTS       ($MM)
---------------------------------------------------------------------------------------------------------------------
Anthony Faillace                  1            $0                 4          $4,571              21         $8,005

---------------------------------------------------------------------------------------------------------------------





For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

---------------------------------------------------------------------------------------------------------------------
PORTFOLIO                       REGISTERED INVESTMENT               OTHER POOLED                  OTHER ACCOUNTS
MANAGER                               COMPANIES                  INVESTMENT VEHICLES
                              NUMBER OF   TOTAL ASSETS        NUMBER OF   TOTAL ASSETS       NUMBER OF   TOTAL ASSETS
                               ACCOUNTS       ($MM)            ACCOUNTS       ($MM)           ACCOUNTS       ($MM)
---------------------------------------------------------------------------------------------------------------------
Anthony Faillace                  0            $0                 4          $4,571              4           $656

---------------------------------------------------------------------------------------------------------------------





MATERIAL CONFLICTS OF INTEREST. Material conflicts of interest that may arise in connection with the portfolio manager's management of a Fund's investments and investments of other accounts managed include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager, including the other Fund, and conflicts associated with the allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager, including the other Fund.

The portfolio manager may experience certain conflicts of interest in managing a Fund's investments, on the one hand, and the investments of other accounts, including the other Drake Funds, on the other. For example, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one of the Drake Funds or other accounts, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Drake has policies and procedures to address potential conflicts of interest relating to the allocation of investment opportunities. Drake's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

The management of multiple Drake Funds and other accounts may give rise to potential conflicts of interest, particularly if the Drake Funds and other accounts have different objectives, benchmarks and time horizons, as the portfolio manager must allocate his time and investment ideas across multiple accounts. For example, in certain instances, the portfolio manager may take conflicting positions in a particular security for different


THE DRAKE FUNDS TRUST
accounts, by selling a security for one account and continuing to hold it for another account. In addition, the management of other accounts may require the portfolio manager to devote less than all of his time to a Fund, which may constitute a conflict with the interest of the Fund. Drake seeks to manage such competing interests for the time and attention of portfolio managers by giving portfolio managers substantial resources to assist and support them. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

Drake does not receive a performance fee for its management of the Funds. Drake and/or the portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investment to favor accounts other than the Funds - for instance, those that pay a higher advisory fee and/or a performance fee. The policies of Drake, however, require that portfolio managers treat all accounts they manage equitably and fairly.

Drake has a policy allowing it to aggregate sale and purchase orders of securities for all accounts with similar orders if, in Drake's reasonable judgment, such aggregation is reasonably likely to result generally in lower transaction costs. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts. In addition, in many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. The Trust has also adopted policies and procedures in accordance with Rule 17a-7, Rule 17e-1 and Rule 10f-3 under the 1940 Act, in order to ensure compliance with the rules and fair and equitable treatment of the Funds and clients involved in such transactions.

The portfolio manager may also experience certain conflicts between his own personal interests and the interests of the accounts he manages, including the Funds. One potential conflict may arise if the portfolio manager were to have a larger personal investment in one portfolio than he does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the account in which he holds a larger stake. Drake's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's investment activities by requiring prior written approval of certain securities transactions from Drake's Chief Compliance Officer.


Compensation. As of October 31, 2007, the compensation that the Advisor paid to Mr. Faillace with respect to his services in managing the Funds was structured as follows:


     COMPENSATION PROGRAM
     The elements of total compensation for portfolio managers are base salary, annual performance-based cash and equity compensation (cash and equity bonus) and other benefits. The Advisor has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. While portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage, their compensation is not based on a formulaic application of relative investment performance, and takes into consideration factors outside of portfolio performance, such as the overall success of the firm and their contribution to their sector's, and the firm's, development.

     BASE SALARY
     Under the Advisor's approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION
     The Advisor believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     The Advisor's portfolio manager compensation program includes: investment performance relative to appropriate competitors or benchmarks over varying performance periods and a measure of operational efficiency. Portfolio managers are compensated based on the products they manage. A smaller

                                             STATEMENT OF ADDITIONAL INFORMATION
     discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. All factors are considered collectively by company management.

     CASH BONUS
     Performance-based compensation is distributed to portfolio managers primarily in cash, but may include equity and other forms of deferred compensation. Typically, the cash bonus, when combined with base salary, represents more than 80% of total compensation for portfolio managers.

     EQUITY AND DEFERRED COMPENSATION BONUS
     A portion of the dollar value of the total annual bonus may be paid in equity and other forms of deferred compensation. Paying a portion of annual bonuses in equity puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods.

     The ultimate value of equity bonuses is dependent on the future value of the company. As such, the equity bonus aligns each portfolio manager's financial interests with those of the company's other equity owners and encourages a balance between short-term goals and long-term strategic objectives. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect the company's reputation for integrity.

     OTHER BENEFITS
     Portfolio managers are also eligible to participate in broad-based plans offered generally to company employees, including broad-based retirement, 401(k), health, and other employee benefit plans.


     Ownership of Securities. As of October 31, 2007, Mr. Faillace did not own any Shares of the Total Return Fund and approx. 783,192 Shares of the Low Duration Fund.


PROXY VOTING POLICIES AND PROCEDURES

Drake has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 206(4)-6 under the Investment Adviser's Act of 1940, which is attached to this SAI as Appendix A. The Proxy Policy has been adopted by the Trust as the policies and procedures that Drake will use when voting proxies on behalf of the Funds. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of Drake, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, Drake reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. Drake may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

Drake will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. Drake will review each proxy to determine whether there may be a material conflict between Drake and the Funds. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, Drake will seek to resolve any such conflict in accordance with the Proxy Policy. Drake seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, Drake will seek to resolve such conflict in the Funds' best interest by pursuing any one of the following courses of action: (i) convening the Proxy Voting Committee of the Board to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii) voting in accordance with the recommendation of an independent third-party


THE DRAKE FUNDS TRUST
service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.


Information about how the Funds voted proxies relating to portfolio securities held during the period from inception of the Funds through June 30, 2007 is available without charge, upon request, by calling the Trust at 1-866-372-5338 and on the SEC's website at http://www.sec.gov.


Copies of the written Proxy Policy and the factors that Drake may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-866-372-5338 and on the SEC's website at http://www.sec.gov.


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
OTHER SERVICE PROVIDERS

FUND ADMINISTRATOR


State Street Bank and Trust Company (the "Administrator"), 2 Avenue de LaFayette, Boston, Massachusetts 02111, serves as Administrator to the Funds pursuant to an administration agreement (the "Administration Agreement") with the Trust. The administrative services provided by the Administrator include but are not limited to: (1) shareholder reporting functions, including preparation of shareholder reports and certain communications, and (2) regulatory compliance, such as preparation of certain reports and filings with the SEC and state securities commissions. The Administrator also provides certain accounting services for the Funds. The Administrator may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between the Administrator and such affiliates. The Administrator has contractually agreed to provide these services at the following rates for the Drake Funds (each expressed as a percentage of the Drake Funds' average daily net assets attributable to its classes of shares on an annual basis, except as otherwise noted): an administration fee of 0.04% on the first $250 million of the Drake Funds' combined net assets, and 0.0225% on amounts in excess of $250 million; with a minimum administration fee of $4,500 per month, per Fund; and a fee of $750 per month per share class (excluding the first share class). In addition, the Administrator and/or the Custodian and Accounting Agent (see "Custodian and Accounting Agent" below), will receive a fund accounting fee at the following annual rates: 0.02% on the first $250 million of the Drake Funds' combined net assets, and 0.015% on amounts in excess of $250 million; with a minimum administration fee of $3,000 per month, per Fund; and a fee of $750 per month per share class (excluding the first share class). The Administrator, and/or the Custodian and Accounting Agent, will also receive the following to procure and pay the custodian for the
Trust: 0.01% on the first $250 million of the Drake Fund's combined net U.S. assets and 0.0075% on all U.S. assets over $250 million, plus certain transaction costs. The Administrator and/or the Custodian and Accounting Agent, also charge the Drake Funds for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses. For the Trust's fiscal year 2007, the Trust paid $117,097 to the Administrator pursuant to the Administration Agreement.


Following its initial two-year term, the Administration Agreement may be terminated by either party at any time on 60 days' written notice.

TRANSFER AGENT


The Trust has entered into a Transfer Agency and Service Agreement with ALPS Mutual Funds Services, Inc. ("Transfer Agent"), a Colorado corporation, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The Transfer Agent is compensated for its services based upon an annual base fee per primary class of each Fund of $15,000 (plus $2,000 per year for each additional class of shares), as well as a $15 fee per shareholder per year. In addition, the Transfer Agent is entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Funds. The address of the Transfer Agent is 1290 Broadway, Suite 1100, Denver, Colorado 80203.


DISTRIBUTOR

The Trust is conducting a continuous offering of its securities. ALPS Distributors, Inc., a Colorado corporation ("Distributor"), 1290 Broadway, Suite 1100, Denver, Colorado 80203, acts as the underwriter and distributor of each Fund's shares to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees. The Distributor is a broker-dealer registered with the SEC pursuant to the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

CUSTODIAN AND ACCOUNTING AGENT


State Street Bank and Trust Company ("Custodian and Accounting Agent" or "Custodian"), 2 Avenue de LaFayette, Boston, Massachusetts 02111, serves as custodian for the assets of the Funds. The Custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with



THE DRAKE FUNDS TRUST
respect to portfolio securities, disburses monies at the Funds' request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive a fee based on the average net assets of the Funds held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds as described in the section entitled "Fund Administrator."

Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.


Under the custody agreement, the Custodian may hold the foreign securities at its principal office at 2 Avenue de LaFayette, Boston, Massachusetts 02111, and at State Street's branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Trustees have selected the firm of PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, to serve as independent auditors for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds' federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation. Independent auditors audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

COUNSEL


Katten Muchin Rosenman LLP, 575 Madison Avenue, New York, NY 10022-2585, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.


OTHER EXPENSES

Except for the expenses paid by Drake, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of Drake or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of Drake or the Trust, and any counsel retained exclusively for their benefit; (vi) fees and expenses of third-party service providers; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; (viii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (ix) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR AND MULTI-CLASS PLAN

The Distributor serves as the principal underwriter of each class of the Trust's shares pursuant to the Distribution Agreement with the Trust which is subject to annual approval by the Board. The Distributor, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, is a broker-dealer registered with the SEC. After the initial one-year term, the Distribution Agreement may be terminated without penalty by the Funds or the Distributor on 60 days' written notice. The Distributor is not obligated to sell any specific amount of Trust shares.


After the initial one-year term, the Distribution Agreement will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved at least annually (i) by the Funds' Board of Trustees or (ii) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), provided that in either event the continuance is also approved by the majority of the Trustees who are not interested persons (as defined in the 1940
Act) of any party to the Distribution Agreement by vote cast in person at a meeting called for the purpose of voting on such approval. For the Trust's fiscal year 2007, the aggregate dollar amount of underwriting commissions concerning the Funds was $0. The Trust made no other payments to the Distributor during its fiscal year 2007, and there were no other underwriters or dealers in the Funds' shares during the Trust's fiscal year 2007.


The Trust offers two classes of shares for each Fund: the Drake Class and the Administrative Class.

Drake Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals.

Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

The Trust has adopted a Multi-Class Plan ("Multi-Class Plan") pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each of the Drake Funds represents an equal pro rata interest in such Drake Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses, including advisory expenses, are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

DISTRIBUTION PLANS FOR ADMINISTRATIVE CLASS SHARES
The Trust has adopted separate Distribution Plans with respect to the Administrative Class shares of each Fund. The Administrative Classes of the Funds are anticipated to benefit from the Distribution Plans through, among other things, causing increases in Class assets which are expected to provide economies of scale with respect to Class expenses.

Under the terms of the Distribution Plans, the Trust is permitted to reimburse, out of the assets attributable to the respective Administrative Class shares of each Fund, in amounts up to (on an annual basis) 0.25% of the respective average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with


THE DRAKE FUNDS TRUST
the distribution and marketing of the Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering the Prospectus and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares and assisting investors in completing application forms and selecting dividend and other account options. No Administrative Class shares have been issued for either Fund. Consequently, no reimbursements pursuant to the distribution plans have been accrued or made by the Trust to date.

Fees paid pursuant to the Distribution Plan of a class may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). Each of the Distribution Plans has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

Each of the Distribution Plans provides that it may not be amended to materially increase the costs which Administrative Class shareholders may bear under the Distribution Plans without the approval of a majority of the outstanding voting securities of the Administrative Class and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each of the Distribution Plans provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. Each of the Distribution Plans further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

Each of the Distribution Plans provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Plan Trustees. Each of the Distribution Plans provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to that Plan or any related agreement shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each of the Distribution Plans is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such Plan. Each of the Distribution Plans requires that the Administrative Class shares incur no interest or carrying charges.

Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," as defined by the NASD, mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) and are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to the Distribution Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

No interested person of the Funds or any Trustee has a direct or indirect financial interest in the operation of either of the Distribution Plans.

ADDITIONAL INFORMATION ABOUT DRAKE CLASS AND ADMINISTRATIVE CLASS SHARES

Drake Class and Administrative Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as retirement or savings plans and their sponsors or service providers ("Service Agents"), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Drake Class or Administrative Class shares. Drake and its affiliates may pay, out of their own assets and at no cost to the Funds, amounts to Service Agents for providing bona fide shareholder services to shareholders holding Drake Class or Administrative Class shares through such Service Agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications;capturing and processing tax data; issuing and mailing dividend checks to shareholders who


                                             STATEMENT OF ADDITIONAL INFORMATION
have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service Agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service Agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Service Agents should consult their Service Agents for information regarding these fees and conditions. In addition, Drake and its affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Drake Class and Administrative Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

PURCHASES, EXCHANGES AND REDEMPTIONS

Purchases, exchanges and redemptions of Drake Class and Administrative Class shares are discussed in the Prospectus under the headings "How to Purchase and Exchange Shares" and "How to Redeem Shares," and that information is incorporated herein by reference.

Certain managed account clients of Drake may purchase shares of the Trust. To avoid the imposition of duplicative fees, Drake may be required to make adjustments in the management fees charged separately by Drake to these clients to offset the generally higher level of management fees and expenses resulting from a client's investment in the Trust.

Certain clients of Drake whose assets would be eligible for purchase by one or more of the Drake Funds may purchase shares of the Trust with such assets. Assets so purchased by a fund will be valued in accordance with procedures adopted by the Board of Trustees.

Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Independent financial intermediaries unaffiliated with Drake may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by the Administrator directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. Drake or the Administrator may pay fees to such entities for the provision of these services which the Administrator normally would perform, out of Drake's or the Administrator's own resources.

As described in the subsection "Exchange Privilege" under "How to Purchase and Exchange Shares" in the Prospectus a shareholder may exchange Drake Class or Administrative Class shares of either Fund for the same Class of shares of the other Fund or another Drake Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable redemption fee.

Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

As described in the subsection "Exchange Privilege" under "How to Purchase and Exchange Shares" in the Prospectus, an excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than six round trip exchanges in any 12-month period. The Trust reserves the right to modify or discontinue the exchange privilege at any time.



THE DRAKE FUNDS TRUST

The Trust reserves the right to postpone redemptions during any period when the NYSE is closed or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

The Trust has committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Fund at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem shares by payment in kind of securities held in the Funds' portfolios.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value; (3) the redemption-in-kind is consistent with the Fund's Prospectus and SAI; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $100,000 for Drake Class and Administrative Class shares. The Prospectus may set higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

REQUEST FOR MULTIPLE COPIES OF SHAREHOLDER DOCUMENTS

To reduce expenses, it is intended that only one copy of the Funds' Prospectus and each Annual and Semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-866-372-5338. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

SIGNATURE GUARANTEES

To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees generally are required for (i) change of registration requests, (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than your initial account application, (iii) transactions where proceeds from redemptions, dividends or distributions are sent to an address or financial institution differing from the address or financial institution of record, and (iv) redemption requests in excess of $100,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for change of registration, establishment or change in exchange privileges or redemption request.


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

Investment decisions for the Trust and for the other investment advisory clients of Drake are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds may also be appropriate for other clients served by Drake. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by Drake is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by Drake. Drake may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of Drake so long as price and transaction expenses are averaged either for that transaction or for the day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Drake's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price that the Trust anticipates paying usually includes a "spread", or the difference between the price at which the security is generally being purchased and the price at which the security is generally being sold. The spread compensates the broker and may be thought of as analogous to a commission. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign (non-U.S.) securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

Drake places all orders for the purchase and sale of portfolio securities, options, futures contracts and other investments for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers selected by it in its discretion. In so doing, Drake uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Drake, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by Drake on behalf of the Funds.


For the Trust's fiscal years ended October 31, 2005, 2006 and 2007, the following amounts of brokerage commissions were paid by the Funds:


FUND                          YEAR ENDED 10/31/05   YEAR ENDED 10/31/06   YEAR ENDED 10/31/07
---------------------------------------------------------------------------------------------
Drake Total Return Fund                 $1,792.76               $944.41             $1,336.39
Drake Low Duration Fund                   $973.30               $539.75             $1,257.01






THE DRAKE FUNDS TRUST

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, Drake may receive research services from many broker-dealers with which Drake places the Trust's portfolio transactions. Drake may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to Drake in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that Drake and its affiliates received such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, Drake may cause the Trust to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to Drake an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

As noted above, Drake may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide Drake with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other Drake clients, and Drake without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Drake may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated with Drake where, in Drake's judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Advisor or sub-advisor may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities.

Since the Funds invest primarily in fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions.

SEC rules further require that commissions paid to an affiliated broker dealer, or Drake by a Fund, on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."


Neither of the Funds acquired securities of their respective regular brokers or dealers during fiscal year 2007.


PORTFOLIO TURNOVER

A change in the securities held by a Fund is known as "portfolio turnover." Drake manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a

                                             STATEMENT OF ADDITIONAL INFORMATION

Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by
(b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

DISCLOSURE OF PORTFOLIO HOLDINGS

Except as specifically noted below, the following policies and procedures apply to the disclosure of the Funds' portfolio securities to all categories of persons, including individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations, and affiliated persons of the Funds. The Trust has adopted a policy to limit the disclosure of portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. Generally, Drake will publicly disclose the complete schedule of each Fund's portfolio holdings, as reported on a quarter-end basis, and such information will be made available no earlier than the first business day falling 15 days after the quarter's end and will remain accessible until the posting of the following quarter's schedule. You may view a Fund's schedule of portfolio holdings for the most recently completed quarter online at http://www.drakefunds.com, or obtain a copy of the schedule by calling Drake at 1-866-372-5338. The Funds will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following are the Board's approved exceptions to the general policy on the sharing of portfolio holdings information described above:

     - Drake may disclose the Funds' portfolio holdings information earlier than the first business day falling 15 days after a quarter's end by posting it on the Funds' website, and then may disclose such information to individuals no sooner than the next day following the day on which such information is posted;

     - Disclosure of the Funds' non-public portfolio holdings may be made to Drake and the Funds' Administrator on a daily basis. Additionally, Drake from time to time may share the Funds' non-public portfolio holdings information with sub-advisors, pricing services, proxy voting services and other service providers to the Funds who require access to such information in order to fulfill their contractual duties to the Funds ("Service Providers"). The frequency with which such information will be disclosed to the Service Providers, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reasons therefore. Pursuant to contracts with these Service Providers or through fiduciary duties imposed on these Service Providers arising under law (such as the professional duties imposed on the Funds' attorneys and accountants), the Funds' Service Providers receiving such information are required to maintain such information in confidence, guard against the misuse of such information and refrain from trading Fund's shares as long as such information remains non-public. There presently are no ongoing arrangements to make such information available to any Service Provider; and

     - Drake may disclose the Funds' non-public portfolio holdings information to others as approved in advance by the Trust's Chief Compliance Officer from time to time with such conditions and restrictions on the use of such information as appropriate to protect the interests of the Funds' shareholders, including, without limitation, that Drake obtain a written undertaking or agreement by the recipient of such information to maintain such information in confidence and to refrain from trading in securities, including any Fund's shares, on the basis of such information as long as such information is non-public. Such exceptions will be reported to the Board.



THE DRAKE FUNDS TRUST

Any disclosures of portfolio holdings information by the Fund or Drake must be consistent with the anti-fraud provisions of the federal securities laws, the Funds' and Drake's fiduciary duty to shareholders, and the Trust's Code of Ethics. The Trust's policies expressly prohibit the sharing of portfolio holdings information if the Trust, the Funds, Drake, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in a Drake Fund or in other funds or accounts managed by Drake or by any affiliated person of Drake.

Before any disclosure of non-public portfolio information, the Board will resolve, together with its independent Trustees, any conflicts of interest arising from any proposed disclosure between the interests of a Fund's shareholders, on the one hand, and those of the Advisor, Distributor or any affiliated person of the Fund, the Advisor or the Distributor, on the other. The Board will also receive periodic reports from the Advisor and the Trust's executive officers as to non-public disclosure of the Funds' portfolio holdings.

The Advisor and the Trust's executive officers monitor the use of non-public portfolio information by all recipients thereof by, among other things, monitoring transactions in the Funds' shares while such information remains non-public and the receipt of periodic certifications by regular recipients of such information as to their compliance with restrictions on the use of such information. All disclosures of non-public portfolio information are made by the principal executive officers of the Trust or the chief compliance officer of the Advisor. Notwithstanding the above, there is no assurance that the Funds' policy on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.


                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
NET ASSET VALUE

Net Asset Value is determined as indicated under "Pricing Shares" in the Prospectus. Net asset value will not be determined on days that the New York Stock Exchange is not open.

For each Fund, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions (ask quotations for short positions) in securities considered more liquid obtained from a quotation reporting system, from established market makers or pricing services. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees, or persons acting at their discretion.

Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's classes.



THE DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
TAXATION

The following is a summary of the material U.S. federal income tax considerations applicable to our Funds and to an investment in shares of our Funds. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. This summary does not address all of the potential U.S. federal income tax considerations that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. It assumes that shareholders hold Fund shares as capital assets within the meaning of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and does not address the U.S. federal income tax considerations relevant to shareholders that hold Fund shares through a partnership or other pass-through entity. Prospective shareholders are urged to consult their own tax advisor with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund.

TAXATION OF THE FUNDS

Each Fund will be treated as a separate taxpayer for U.S. federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") under the Code. As a RIC, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. To qualify as a RIC, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the value of its assets is represented by cash, securities of other RICs, U.S. government securities, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses; and (c) distribute to its shareholders for each taxable year, at least 90% of the sum of its "investment company taxable income" (generally, taxable ordinary income and the excess of net short-term capital gain over net long-term capital loss) plus its net tax-exempt interest income for such taxable year.

If, in any taxable year, a Fund fails to qualify as a RIC, it will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether it makes any distributions to its shareholders, which will reduce the amount available for distribution to its shareholders in future years. Distributions generally would be taxable to the Fund's shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions would be eligible for preferential tax rates, in the case of non-corporate U.S. shareholders, or the corporate dividends-received deduction, in the case of corporate U.S. shareholders.

If a Fund fails to distribute in a calendar year at least the sum of 98% of its ordinary income for such year plus 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any undistributed amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it is subject to income tax. Each Fund intends to make distributions sufficient to avoid imposition of the 4% excise tax, but cannot assure that it will always be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in obligations that are treated as having original issue discount (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year, a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. As a result, the Fund may be required to make an income distribution each year in an amount which is greater than the total amount of cash interest the Fund actually received. Such distribution may be made from the cash assets of the Fund or by selling portfolio

                                             STATEMENT OF ADDITIONAL INFORMATION
securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund, such as when the Fund may cease to accrue interest or original issue discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the applicable Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A Fund's transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

TAXATION OF U.S. SHAREHOLDERS

The following discussion is limited to the U.S. federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for U.S. federal income tax purposes, is (i) a citizen or resident (as defined in the Code) of the United States, (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia, (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source, or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions by our Funds generally are taxable to U.S. shareholders as ordinary income or capital gains. Distributions of a Fund's ordinary income and net short-term capital gains will be taxable as ordinary income to the Fund's U.S. shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.

Ordinary income distributions by our Funds generally are not expected to qualify for taxation at preferential federal income tax rates or for the corporate dividends-received deduction. Distributions in excess of a Fund's earnings and profits first will reduce a U.S. shareholder's adjusted tax basis in its Fund shares and, after the shareholder's adjusted tax basis is reduced to zero, will constitute capital gain to the shareholder. Capital gain distributions by our Funds will be taxable to U.S. shareholders as long-term capital gains, regardless of the U.S. shareholder's holding period for his or its shares. Such distributions will qualify for the 15% maximum federal income tax rate currently applicable to long-term capital gains of U.S. shareholders who are individuals, trusts or estates.

Dividends and other distributions are generally treated under the Code as received by shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by them in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by shareholders on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Our Funds currently intend to distribute their long-term capital gains at least annually. However, a Fund may decide in the future to retain some or all of its realized long-term capital gains and designate the retained amount as a "deemed distribution." (Designation is made by providing written notice to shareholders not later than 60 days after the close of the applicable taxable year.) In that event, the Fund will pay tax on the


THE DRAKE FUNDS TRUST
retained amount, and each U.S. shareholder will be required to include a proportionate share of the undistributed amount as long-term capital gain, and will be entitled to credit its allocable share of the tax paid by the Fund on the undistributed amount against the shareholder's U.S. federal income tax liability (and to claim refunds to the extent the credit exceeds the shareholder's income tax liability). A U.S. shareholder will be entitled to increase its tax basis in its Fund shares by an amount equal to 65% of the undistributed capital gains included in the shareholder's income.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of Fund shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution nevertheless may be taxable to them.

Upon a sale or exchange of Fund shares, including an exchange of shares in one Fund for shares in another Fund, a U.S. shareholder generally will realize a taxable gain or loss equal to the difference between the amount realized and his tax basis in his shares. A redemption of shares will be treated as a sale for this purpose. Such gain or loss will be treated as long-term capital gain or loss if the shares sold or exchanged were held for more than one year and short-term capital gain or loss if the shares were held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through reinvestment of dividends and capital gains distributions in Fund shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. Any loss realized by a U.S. shareholder on the sale of a share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions or deemed distributions received by the shareholder with respect to such share.

Each Fund will send to its U.S. shareholders, as promptly as possible after the end of each calendar year, a notice indicating the amounts includible in each shareholder's taxable income for such year as ordinary income and as long-term capital gain.

Each Fund may be required to withhold U.S. federal income tax ("backup withholding") at a 28% rate from all taxable distributions and redemption proceeds payable to a U.S. shareholder who fails to provide the Fund with a correct taxpayer identification number (for an individual, his social security number) or a certificate that such shareholder is exempt from backup withholding, or as to whom the Fund has been notified by the IRS that the shareholder is subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a U.S. shareholder's federal income tax liability.

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS


Whether an investment in shares of a Fund is appropriate for a Non-U.S. shareholder will depend upon that person's particular circumstances. Non-U.S. shareholders should consult their tax advisors before investing in our Funds. For purposes of this discussion, a Non-U.S. shareholder means a shareholder who or which is not a U.S. Shareholder, who or which is not a "pass through" entity for U.S. federal income tax purposes, who or which does not own (and did not previously own), directly or indirectly, 5% or more of a Fund's shares, whose investment in Fund shares (and the income and gain therefrom) is not effectively connected with a U.S. trade or business, and who (if an individual) is not present in the United States for 183 days or more in any taxable year.



Except as discussed in the next sentence, distributions of our Funds' "investment company taxable income" (including distributions of amounts that would not be subject to U.S. withholding tax if paid directly to Non-U.S. shareholders) will be subject to U.S. withholding tax at a 30% rate (or lower rate provided by an applicable treaty, provided the Non-U.S. shareholder provides the necessary documentation). However, during the period of our Funds' taxable years that began before January 1, 2008 and on or after January 1, 2005 and (unless extended by Congress), our Funds' distributions of interest-related dividends or short-term capital gain dividends to a Non-U.S. shareholder will not be subject to U.S. withholding tax, provided that the Non-U.S. shareholder furnishes the applicable Fund with a properly completed IRS Form W-8BEN (or an acceptable substitute form) or alternative documentation establishing that the shareholder is a Non-U.S. shareholder (and the Fund does not have actual knowledge or reason to know that the Non-U.S. shareholder would be subject


                                             STATEMENT OF ADDITIONAL INFORMATION
to U.S. withholding tax if the shareholder were to receive the related amounts directly rather than as dividends from the Fund).

Capital gain distributions to a Non-U.S. shareholder, and gains realized by a Non-U.S. shareholder upon a sale or exchange of Fund shares will not be subject to U.S. withholding tax. If a Fund makes a capital gain distribution in the form of a deemed distribution (discussed above under the heading "Taxation of U.S. Shareholders"), a Non-U.S. shareholder will be entitled to a federal income tax credit or tax refund equal to the shareholder's allocable share of the tax paid by the Fund on the capital gains deemed to have been distributed. In order to obtain the refund, the Non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the Non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a federal income tax return.

A Non-U.S. shareholder may be subject to information reporting and backup withholding unless the Non-U.S. shareholder provides the applicable Fund with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. shareholder or otherwise establishes an exemption from backup withholding.

Non-U.S. shareholders who are individuals generally will be subject to U.S. estate tax on Fund shares that they own at the time of their death. However, for decedents dying before January 1, 2008, the portion of the value of their Fund shares that is attributable to "qualifying assets" (as defined in the Code) will not be subject to U.S. estate tax. Certain credits against the U.S. estate tax and relief under applicable tax treaties may be available.

Non-U.S. persons should consult their own tax advisors with respect to the U.S. federal income tax, estate tax and withholding tax, and the state, local and foreign tax, consequences of an investment in Fund shares.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting our Funds and their shareholders. Current and prospective shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in our Funds.



THE DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
OTHER INFORMATION

CAPITALIZATION

The Trust is a Delaware statutory trust established under a Declaration of Trust dated October 6, 2004. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may authorize the division of shares into separate series and the division of series into separates classes of shares. The Trust currently consists of three series: Drake Low Duration Fund; Drake Total Return Fund; and Drake Global Bond Fund (Unhedged). Each series is further divided into two classes: Administrative Class and Drake Class. When issued for payment as described in the Prospectus and SAI, the shares of the Funds will be fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Under Delaware law, unless otherwise provided in the Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized under the general corporation law of the State of Delaware. The Declaration of Trust provides that all the assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to such series and all expenses, costs, charges and reserves attributable to such series. Any general liabilities of the Trust which are not readily identifiable as being held in respect of a series shall be allocated and charged by the Trustees to and among any one or more series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable.

VOTING RIGHTS

Shareholders are entitled to one vote for each dollar of the net asset value of each share held and a factional vote for each fractional dollar of the net asset value of each share held. If a matter to be voted on does not affect the interests of a series (or a class of a series), then only the shareholders of the affected series (or class) will be entitled to vote on the matter. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire, (2) a Trustee will no longer serve if declared bankrupt or incompetent by a court of competent jurisdiction, and (3) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 1, 2008, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power), as to the Total Return Fund, 0% of the then outstanding Drake Class shares and, as to the Low Duration Fund, 0.53% of the then outstanding Drake Class shares. There were no outstanding Administrative Class shares of either Fund as of such date. On the same date, the following shareholders owned 5% or more of the outstanding shares of beneficial interest of a Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of 5% or more of the outstanding shares of a Fund as of February 1, 2008.




                                             STATEMENT OF ADDITIONAL INFORMATION


            NAME AND
ADDRESS
            OF BENEFICIAL        AMOUNT AND NATURE               PERCENT OF CLASS
OWNER                         OF BENEFICIAL OWNERSHIP

---------------------------------------------------------------------------------------
TOTAL RETURN FUND

---------------------------------------------------------------------------------------
Drake Class Shares:

---------------------------------------------------------------------------------
          Hind                    2,003,845 shares                        62.05%*
            Corporation,
          a subsidiary of
          Kaupthing
          Bunadarbanki
          c/o Kaupthing
          New York
          230 Park Avenue,
          Suite 1528
          New York, NY
          10169

---------------------------------------------------------------------------------
          Jupiter & Co.             729,111 shares                        22.58%*
          c/o Drake
          Capital
          Management, LLC
          660 Madison
          Avenue, 16th
          Floor
          New York, NY
          10065

---------------------------------------------------------------------------------
          Mercury & Co.             385,430 shares                        11.94%
          c/o Drake
          Capital
          Management, LLC
          660 Madison
          Avenue, 16th
          Floor
          New York, NY
          10065
---------------------------------------------------------------------------------------
Administrative Class
  Shares:
          -

          None
---------------------------------------------------------------------------------------
LOW DURATION FUND
---------------------------------------------------------------------------------------
Drake Class Shares:

---------------------------------------------------------------------------------
          Hind                    1,701,970 shares                      85.10%*
            Corporation,
          a subsidiary of
          Kaupthing
          Bunadarbanki
          c/o Kaupthing
          New York
          230 Park Avenue,
          Suite 1528
          New York, NY
          10169

---------------------------------------------------------------------------------
          Drake GenPar,             287,401 shares                        14.37%
            LLC (1)
          660 Madison
          Avenue, 16th
          Floor
          New York, NY
          10065

---------------------------------------------------------------------------------------
Administrative Class
  Shares:

---------------------------------------------------------------------------------
          None

---------------------------------------------------------------------------------------





 * Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations.


(1) Drake Gen Par, LLC, a Delaware limited liability company, and an affiliate of Drake Partners LLC by way of common ownership, is a control affiliate of the Hind Corporation, Anthony Faillace and Steven J. Luttrell.




THE DRAKE FUNDS TRUST

CODE OF ETHICS

The Trust and Drake each have adopted a Code of Ethics as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Drake Funds (which may also be held by persons subject to a code). These Codes of Ethics permit employees and officers of the Trust and the Advisor to invest in securities, including securities that may be purchased or held by a Fund, subject to certain restrictions and pre-approval requirements. In addition, the codes require that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings which are reviewed for compliance with the Code of Ethics.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


Audited financial statements for each Fund for the fiscal year ending October 31, 2007, including notes thereto, and the related report of PricewaterhouseCoopers LLP thereon, dated December 26, 2007, are incorporated into this SAI by this reference to the Trust's October 31, 2007 Annual Report, filed electronically with the SEC on January 9, 2008 (SEC Accession No. 0000950135-08-000102).



                                             STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
APPENDIX A
PROXY VOTING

LAW AND POLICY

As a matter of policy and as a fiduciary to the Funds and our other clients, the Firm has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

PROCEDURES

Responsibility. The Head of Investment Operations has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

     Voting

     - All employees will forward any proxy materials received on behalf of clients to the Head of Investment Operations;

     - The Head of Investment Operations will determine which client accounts hold the security to which the proxy relates;

     - Absent material conflicts, the Head of Investment Operations will determine how the Firm should vote the proxy in accordance with applicable voting guidelines, complete the proxy and mail the proxy in a timely and appropriate manner.

     Disclosure

     - The Firm will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how the Firm voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Head of Investment Operations will also send a copy of this summary to all existing clients who have previously received the Firm's Disclosure Document; or the Head of Investment Operations may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

     - With respect to proxies voted on behalf of the Funds, the Head of Investment Operations will prepare and cause the Firm to file a Form N-PX with the SEC by August 31 of each year, for the twelve-month period ended on the preceding June 30.



THE DRAKE FUNDS TRUST

     Client Requests for Information

     - All requests for information regarding proxy votes, or policies and procedures, received from any Client or Fund shareholder by any Employee should be forwarded to the Head of Investment Operations.

     - In response to any such request, the Head of Investment Operations will prepare a written response to the Client or Fund shareholder with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how the Firm voted the Client's or Fund's proxy with respect to each proposal about which client inquired.

     Voting Guidelines

     - In the absence of specific voting guidelines from the client, the Firm will vote proxies in the best interests of each particular client. The Firm's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on the Firm's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

     - The Firm will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditors non-audit services.

     - The Firm will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

     - In reviewing proposals, the Firm will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer's business practices.

     Conflicts of Interest

     - The Firm will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of the Firm with the issuer of each security to determine if the Firm or any of its employees has any financial, business or personal relationship with the issuer.

     - If a material conflict of interest exists, the Head of Investment Operations will determine whether it is appropriate to disclose the conflict to the affected Clients or to the Proxy Voting Committee of any affected Fund, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     - The Firm will maintain a record of the voting resolution of any conflict of interest.

     Recordkeeping

     The Head of Investment Operations shall retain the following proxy records in accordance with the SEC's five-year retention requirement:

     -  These policies and procedures and any amendments;

     -  Each proxy statement that the Firm receives;

     - Any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision;

     - A copy of each written request from a Client or Fund shareholder for information on how the Firm voted such Client's or Fund's proxies, and a copy of any written response.


                                             STATEMENT OF ADDITIONAL INFORMATION

                                     PART C

                                    FORM N-1A

                                OTHER INFORMATION

ITEM 23. Exhibits

(a)(1) Declaration of Trust of Registrant ("Trust Instrument").(1)

(a)(2) Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Drake Global Bond Fund (Unhedged).(3)

(b) By-Laws of Registrant.(1)

(c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)(1)

(d)(1) Investment Advisory Agreement between The Drake Funds Trust ("Registrant") and Drake Capital Management, LLC ("Advisor"), as advisor for the Drake Low Duration Fund.(2)

(d)(2) Investment Advisory Agreement between the Registrant and the Advisor with respect to the Drake Total Return Fund. (2)

(d)(3) Form of Investment Advisory Agreement between the Registrant and the Advisor with respect to the Drake Global Bond Fund (Unhedged).(3)

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. ("Distributor").(3)

(e)(2) Form of First Amendment to Distribution Agreement between the Registrant and the Distributor.(3)

(f) Not applicable.

(g)(1) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. (2)

(h)(1) Administration Agreement between the Registrant and State Street Bank and Trust Company, as administrator for the Registrant. (2)

(h)(2) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Drake Low-Duration Fund. (2)

(h)(3) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Total Return Fund. (2)

(h)(4) Form of Expense Limitation Agreement between the Registrant and the Advisor with respect to the Drake Global Bond Fund (Unhedged).(3)

(h)(5) Transfer Agency and Service Agreement between the Registrant and ALPS Mutual Funds Services, Inc. (2)

(h)(6) Form of First Amendment to the Transfer Agency and Service Agreement between the Registrant and ALPS Mutual Funds Services, Inc.(3)

(i)(1) Opinion and Consent of Katten Muchin Zavis Rosenman regarding the legality of securities registered with respect to the Drake Total Return Fund and the Drake Low Duration Fund.(2)

(i)(2) Form of Opinion and Consent of Katten Muchin Rosenman LLP regarding the legality of securities registered with respect to the Drake Global Bond Fund.(3)

(j) Consent of PricewaterhouseCoopers LLP, independent auditor.

(k) Not applicable.

(l)(1) Subscription Agreement between Drake Partners, LLC and The Drake U.S. Bond Fund, LLC.(1)

(l)(2) Subscription Agreement between Drake Partners, LLC and the Registrant with regard to the Drake Low Duration Fund. (2)

(m)(1) Distribution Plans under Rule 12b-1 for the Registrant with respect to the Drake Low Duration Fund. (2)

(m)(2) Distribution Plans under Rule 12b-1 for the Registrant with respect to the Drake Total Return Fund. (2)

(m)(3) Form of Distribution Plans under Rule 12b-1 for the Registrant with respect to the Drake Global Bond Fund (Unhedged).(3)

(n) Rule 18f-3 Multi-Class Plan. (2)

(o) Reserved.

(p) Code of Ethics for the Registrant and the Advisor. (2)

(q) Powers of Attorney (2)

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 8, 2004.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on December 27, 2004.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 14, 2005.

ITEM 24. Persons Controlled by or Under Common Control with the Registrant

     No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

     Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 3. Indemnification.

     (a) Subject to the exceptions and limitations contained in Subsection (b) below:

     (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

     (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or

(B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Advisor

The description of the Advisor is found under the caption "Management of the Funds - Investment Advisor" in the Prospectus and under the caption "Management of the Trust - Investment Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the registrant.

ITEM 27. Principal Underwriters


(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, Addante ETF's, Ameristock Mutual Funds, Inc., Campbell Multi-Strategy Trust, CornerCap Group of Funds, Deutsche Bank Funds, DIAMONDS Trust, Drake Funds, Fifth Third Funds, Financial Investors Trust, Ibbotson Funds, Firsthand Funds, Forward Funds, Heartland Funds, Health Shares Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, MTB Funds, Milestone Funds, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Powershares QQQ Trust, Reflow Hedge Funds, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stone Harbor Funds, Stonebridge Funds, Inc., TDAX ETF's, U.S. Oil Fund, U.S. National Gas Fund, Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.




(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:





                  Edmund J. Burke               President; Director

                  Thomas Carter                 Managing Director --Sales and Finance; Director

                  Jeremy O. May                 Managing Director -- Operations and Client Service;
                                                Assistant Secretary; Director

                  Cameron L. Miller             Director

                  Diana Adams                   VP, Controller, Treasurer

                  Tane Tyler                    Secretary, General Counsel

                  Brad Swenson                  Chief Compliance Officer

                  John Donaldson                Chief Financial Officer



* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) During the Trust's fiscal year ended October 31, 2006, ALPS Distributors, Inc. received the following commissions and other compensation from the Trust.


NET UNDERWRITING   COMPENSATION ON
  DISCOUNTS AND     REDEMPTION AND    BROKERAGE       OTHER
   COMMISSIONS        REPURCHASE     COMMISSION   COMPENSATION
----------------   ---------------   ----------   ------------
   $0                 $0                $0           $0

ITEM 28. Location of Accounts and Records


     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 660 Madison Avenue, New York, New York 10065, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Administrator and Custodian, State Street Bank and Trust, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, and the Registrant's Distributor and Transfer Agent, ALPS Distributors, Inc., and ALPS Mutual Fund Services, Inc., each located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.


ITEM 29. Management Services

     None.

ITEM 30. Undertakings

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 28th day of February, 2008.


                                        THE DRAKE FUNDS TRUST


                                        By: /s/ Steven J. Luttrell
                                            ------------------------------------
                                            Steven J. Luttrell
                                            President and Principal Executive
                                            Officer

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Name                         Title                              Date
----                         -----                              ----


/s/ Steven J. Luttrell       Trustee, President and Principal  February 28, 2008
--------------------------   Executive Officer
Steven J. Luttrell


             *               Chairman and Trustee              February 28, 2008
--------------------------
Kevin Hennessey


             *               Trustee                           February 28, 2008
--------------------------
Janice Brennan


             *               Trustee                           February 28, 2008
--------------------------
Thomas Willis


/s/ Stacey Feller            Vice President, Treasurer and     February 28, 2008
--------------------------   Principal Financial
Stacey Feller                Officer


*By: /s/ Steven J. Luttrell
     ---------------------------------
     Steven J. Luttrell
     As Attorney-in-Fact

Exhibit Index

23(j) Consent of PricewaterhouseCoopers LLP, independent auditor.


                                        8